UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2421



                    The Tax-Exempt Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

{logo - AMERICAN FUNDS(R)


The right choice for the long term(R)


THE TAX-EXEMPT BOND FUND OF AMERICA
Diversity: A cornerstone of success

[photo - underside of freeway overpasses]

ANNUAL REPORT FOR THE YEAR ENDED AUGUST 31, 2005

THE TAX-EXEMPT BOND FUND OF AMERICA(R) seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.


INVESTMENT HIGHLIGHTS through August 31, 2005

12-month total return                                                           +4.87%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate for August
(income only, reflecting 3.75% maximum sales charge)
With a fee waiver                                                               +3.92%
Without a fee waiver                                                            +3.90%

Taxable equivalent distribution rate (assuming a 35% federal tax rate)
With a fee waiver                                                               +6.03%
Without a fee waiver                                                            +6.00%

SEC 30-day tax-free yield (reflecting 3.75% maximum sales charge)
With a fee waiver                                                               +3.33%
Without a fee waiver                                                            +3.30%

Taxable equivalent SEC yield (assuming a 35% federal tax rate)
With a fee waiver                                                               +5.12%
Without a fee waiver                                                            +5.08%

For current yield information, please call toll-free: 800/421-0180.


CONTENTS

Letter to shareholders                                                1
The value of a long-term perspective                                  3
Feature                                                               4
Summary investment portfolio                                         10
Financial statements                                                 14
Directors and officers                                               27
The American Funds family                                    back cover


Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2005 (the most recent calendar quarter):

Class A shares                               1 year       5 years      10 years

Reflecting 3.75% maximum sales charge        -0.12%       +5.14%        +5.31%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

The fund's 30-day yield for Class A shares as of September 30, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.25%, which reflects a fee waiver (3.22% without the fee waiver.) (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 5.00%, which reflects the fee waiver -- 4.95% without the fee waiver.) The fund's distribution rate for Class A shares as of that date was 3.88% (3.86% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 26. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gains distributions, if any, are taxable. Certain other income, as well as capital gain distributions, may be taxable.

[photo: underside of freeway overpasses]


FELLOW SHAREHOLDERS:

Fiscal 2005 was a solid year for investors in The Tax-Exempt Bond Fund of America. Shareholders received a steady stream of income totaling 51 cents a share and saw the value of their investment rise. All the dividend income was free from federal income taxes, including the alternative minimum tax.

o If you took your dividends in cash, they represented a tax-free income return of 4.06%.

o If you reinvested your dividends in additional shares, your income return was 4.13%.

o To match the 4.13% tax-free income return, investors in the top federal tax bracket of 35% would have had to earn 6.35% from a taxable investment.

This steady stream of income helped the fund earn a total return of 4.87% during the 12 months ended August 31, 2005. The fund kept pace with its peers, surpassing the 4.71% increase recorded by the Lipper General Municipal Debt Funds Average. The fund slightly trailed the 5.31% total return produced by the unmanaged Lehman Brothers Municipal Bond Index, which measures a wide variety of tax-exempt bonds but does not reflect expenses.

As we prepared this letter, we have been mindful of the uncertainty facing investors in the aftermath of hurricanes Katrina and Rita. While no one knows the ultimate economic toll of the hurricanes, most experts believe Katrina alone will be the costliest natural disaster in the nation's history. At the same time, investors have been grappling with a paradox in the financial markets: the continued relative stability of long-term interest rates in the face of rising short-term rates. We find it interesting to note that hurricanes Katrina and Rita and the interest rate puzzle highlight how your fund's investment professionals manage risk.

The investment professionals of this fund have always taken a cautious approach and sought to reduce shareholders' risk of loss. The portfolio counselors and analysts invest only when convinced that the rewards of an investment are commensurate with the risks. At times, the fund's investment professionals believe that investing in higher yielding bonds involves too much risk and too little potential reward and they opt for lower yields and less risk. This risk-averse approach means that at times, the fund may lag its peers. Over meaningful periods of time this strategy has proven rewarding. In the most recent five- and 10-year spans, the fund has outpaced the average general municipal debt fund, as measured by Lipper.

As we mentioned, one of the major uncertainties now facing all investors is the long-term impact of hurricanes Katrina and Rita on the nation's economy. While we do not know the full cost of the disaster, we expect little or no impact on the fund's returns. The fund's investments in Louisiana totaled 2.3% of the portfolio, 0.7% in Mississippi, and 0.6% in Alabama. Almost all of these bonds are insured or were unaffected by the hurricanes. With insured bonds, a third-party insurer guarantees the timely payment of principal and interest.

[Begin Sidebar]

RESULTS AT A GLANCE FOR PERIODS ENDED AUGUST 31, 2005 (with all distributions reinvested)

                                                                                              Average annual total returns
                                                                              1 year           5 years          10 years

THE TAX-EXEMPT BOND FUND OF AMERICA                                           +4.87%           +5.99%            +5.84%
LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE(1)                                +4.71%           +5.51%            +5.30%
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                       +5.31%           +6.37%            +6.20%

(1)  The average does not reflect sales charges.

(2) The index is unmanaged and does not reflect sales charges, commissions or expenses. [End Sidebar]

The Tax-Exempt Bond Fund of America is also widely diversified. With more than 1,000 bonds in the portfolio and investments in more than 40 states, the fund's portfolio counselors and analysts have reduced the possibility that a natural disaster, even one the size of Hurricane Katrina, could dramatically alter the fund's results. (A feature on the fund's diversity begins on page 4.)

When the Federal Reserve Board met September 20, three weeks after the end of the fund's fiscal year, it again boosted short-term interest rates, an indication that it does not believe the fallout from Hurricane Katrina will slow the economy. It raised the federal funds rate -- the rate banks charge each other for overnight loans -- to 3.75% from 3.50%. It was the 11th consecutive rate hike and again spotlighted the market's unusual recent behavior.

In the past, when short-term rates rose, long-term rates eventually followed. This time, however, long-term rates have remained flat or declined, a phenomenon that Federal Reserve Board Chairman Alan Greenspan termed a "conundrum." In fact, long-term rates, as measured by the yield on the 10-year U.S. Treasury bond, actually declined slightly during the fund's fiscal year.

Bond prices move inversely to interest rates so when rates rise, prices decline. Bonds with lower credit ratings and longer maturities are typically the most volatile. Expecting long-term interest rates to rise, the fund's investment professionals maintained their focus during the year on issues with shorter time frames and high credit ratings. However, long-term bonds and those with lower credit ratings gained the most value during the fund's fiscal year. Although the fund's focus on shorter term and higher quality bonds was out of step with the market, the fund nevertheless produced solid gains helped by the rising values of some issues.

Going forward, we will continue to monitor the movement of long-term interest rates carefully. If the economy is able to absorb the shock of Hurricane Katrina and the Fed continues to push short-term rates higher, we believe long-term rates will eventually rise. Thus, we are maintaining a cautious approach and continue to rely on our fundamental research to help us identify those bonds that we believe offer investors rewards commensurate with risks.

We welcome our new shareholders and are pleased to inform all our investors that the assets under management in the fund increased by 19% during the past fiscal year.

We look forward to reporting to you again in six months.

Cordially,


/s/ Paul G. Haaga, Jr.                      /s/ Neil L. Langberg
Paul G. Haaga, Jr.                          Neil L. Langberg
Vice Chairman of the Board                  President

October 14, 2005

Martin Fenton, an independent Director of the fund since 1989, has been elected non-executive chairman of the Board. Paul G. Haaga, Jr., the previous chairman, has been elected vice chairman. As independent Board chair, Mr. Fenton will chair Board meetings, including executive sessions of the independent Directors, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the fund. He will remain unaffiliated with Capital Research and Management Company, the fund's investment adviser, and any of its affiliates.

For current information about the fund, visit americanfunds.com.


TAX-FREE YIELDS VS. TAXABLE YIELDS

Find your estimated 2005 taxable income below to determine your federal tax rate,(1) then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 3.92%(2) tax-free distribution rate as of August 31, 2005.

For example, investors in the highest tax bracket (35.0%) would need to receive a yield of 6.03% from a taxable investment in order to keep as much after taxes as they would from a tax-free investment that pays 3.92%.


                                                                                           As of August 31,
                                                                                           2005, the fund's
                                                                                             tax-exempt
                                                                     Then your           distribution rate of
                    If your taxable income is ...                     federal           3.92%(2) is equal to
             Single                              Joint            tax rate(1) is ...     a taxable rate of ...

            $0 -   7,300                   $0 -  14,600               10.0%                   4.36%
         7,301 -  29,700               14,601 -  59,400               15.0                    4.61
        29,701 -  71,950               59,401 - 119,950               25.0                    5.23
        71,951 - 150,150              119,951 - 182,800               28.0                    5.44
       150,151 - 326,450              182,801 - 326,450               33.0                    5.85
         Over 326,450                   Over 326,450                  35.0                    6.03

(1) Based on 2005 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

(2) Distribution rate based on the average offering price for the month of August.


THE VALUE OF A LONG-TERM PERSPECTIVE

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.(1) Thus the net amount invested was $9,625.

Here's how a $10,000 investment in The Tax-Exempt Bond Fund of America grew between October 3, 1979, when the fund began operations, and August 31, 2005, the end of the fund's latest fiscal year.

As you can see, the $10,000 investment would have grown to $64,797 with the 3.75% maximum sales charge included and all distributions reinvested, an average annual total return of 7.48%.


[begin mountain chart]


                               The fund at       The fund        Lipper
               Lehman      net asset value     at maximum      Gen Muni
            Muni Bond         (without any       offering    Debt Funds                   Original
Year        Index (2)     sales charge)(3)      price (4)   Average (5)       CPI (6)   Investment

10/3/1979     $10,000          $10,000             $9,625       $10,000       $10,000      $10,000
1980#          $9,543           $9,815             $9,447        $8,844       $11,166      $10,000
1981           $8,017           $8,933             $8,598        $7,748       $12,373      $10,000
1982          $10,544          $11,230            $10,809        $9,920       $13,097      $10,000
1983          $12,179          $13,066            $12,576       $11,858       $13,432      $10,000
1984          $13,234          $14,028            $13,502       $12,810       $14,008      $10,000
1985          $15,435          $16,332            $15,719       $15,111       $14,477      $10,000
1986          $18,999          $20,298            $19,536       $18,736       $14,705      $10,000
1987          $19,879          $20,511            $19,741       $19,154       $15,335      $10,000
1988          $21,246          $21,888            $21,067       $20,547       $15,952      $10,000
1989          $23,580          $24,130            $23,224       $22,919       $16,702      $10,000
1990          $25,093          $25,302            $24,353       $24,034       $17,641      $10,000
1991          $28,052          $28,265            $27,204       $26,941       $18,311      $10,000
1992          $31,184          $31,307            $30,132       $29,998       $18,887      $10,000
1993          $34,989          $35,189            $33,869       $33,695       $19,410      $10,000
1994          $35,038          $35,114            $33,796       $33,412       $19,973      $10,000
1995          $38,144          $38,170            $36,737       $35,925       $20,496      $10,000
1996          $40,142          $40,274            $38,763       $37,760       $21,086      $10,000
1997          $43,853          $44,055            $42,402       $41,226       $21,555      $10,000
1998          $47,646          $47,695            $45,905       $44,718       $21,903      $10,000
1999          $47,884          $47,801            $46,007       $44,251       $22,399      $10,000
2000          $51,128          $50,320            $48,432       $46,628       $23,164      $10,000
2001          $56,339          $55,462            $53,381       $51,401       $23,794      $10,000
2002          $59,856          $58,410            $56,218       $53,743       $24,223      $10,000
2003          $61,734          $59,902            $57,654       $55,085       $24,745      $10,000
2004          $66,121          $64,195            $61,786       $59,044       $25,402      $10,000
2005          $69,633          $67,323            $64,797       $62,452       $26,327      $10,000

Year ended August 31


# For the period October 3, 1979, through August 31, 1980.

(1) As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

(2) With interest compounded. The index, which started on January 1, 1980, is unmanaged and does not reflect sales charges, commissions or expenses.

(3) Includes reinvested dividends of $47,156 and reinvested capital gain distributions of $2,462.

(4) Includes reinvested dividends of $45,386 and reinvested capital gain distributions of $2,370.

(5)  With dividends reinvested. The average does not reflect sales charges.

(6) Consumer Price Index (inflation). Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

AVERAGE ANNUAL TOTAL RETURNS BASED ON A $1,000 INVESTMENT (for periods ended August 31, 2005)*

                                                                                                      Lifetime (since
                                                  1 year            5 years         10 years          October 3, 1979)

Class A shares                                    +0.92%            +5.19%           +5.43%                +7.48%

* Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge. The maximum initial sales charge was 4.75% prior to January 10, 2000.

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.


[photo: construction workers on steel girders]

DIVERSIFICATION: A CORNERSTONE OF THE TAX-EXEMPT BOND FUND OF AMERICA'S LONG-TERM SUCCESS

The Tax-Exempt Bond Fund of America has built a successful long-term record by relying on fundamental research, experienced investment professionals and a long-term approach to investing. It has also succeeded by following a simple common sense rule: Never put all your eggs in one basket.

[Begin  Pull  Quote]

"We look at hospitals one by one. Each area has its own demographics that can impact a hospital's income."
-Brenda Ellerin

[End Pull Quote]

The Tax-Exempt Bond Fund of America's portfolio includes more than 1,000 individual bonds issued by entities in more than 40 states. It has invested in such disparate projects as retirement housing, power generation, roads and sewers. The fund holds different types of bonds, including general obligation bonds and revenue bonds. It invests in highly rated securities and, when research shows they offer good value, it invests in lower rated bonds that produce higher income.

This wide variety of bonds is the result of a conscious decision by the fund's portfolio counselors and analysts to diversify the portfolio. In the next few pages, we will look at some of the ways The Tax-Exempt Bond Fund of America has diversified its holdings. We'll also look at how the fund is managed, which adds a crucial element to the diversification of the portfolio. Let's start, though, with why diversification matters.

WHY DIVERSITY MATTERS

How does a shareholder benefit when the portfolio is diversified across state lines and economic sectors? The simple answer is that diversity lowers risk. By investing in bonds from issuers in different economic sectors and regions of the country, the fund can minimize the impact of a natural disaster, a regional recession or a downturn in a specific economic sector. For example, if an issuer defaults or a bond's rating is lowered, the impact on the fund's value would be slight. At the same time, of course, if the price of a bond rises dramatically, the benefit is diluted when the bond is just one of a thousand securities.


[Begin Sidebar]
HOSPITALS

Americans use products from around the world every day: fruit from South America, clothes from China, cars and trucks from Asia and Europe. Yet when it comes to medical care, almost everyone turns to a facility within a few miles of their home. When the managers of The Tax-Exempt Bond Fund of America invest in hospital bonds they focus on local issues and characteristics of individual regions. At the end of the latest fiscal year, the fund had invested in bonds issued by hospitals and medical facilities in several states.

"We look at hospitals one by one. Each area has its own demographics that can impact a hospital's income," says Brenda Ellerin, a portfolio counselor in the fund. "We also purchase bonds of health care systems, which helps reduce the risk of a single-site hospital." For example, the fund owns bonds issued by Memorial Hermann Healthcare System in Houston. The system operates eight general acute care hospitals, a children's hospital, a nursing home and medical office buildings, and provides home health services. Their revenues are diversified by the types of facilities they operate, the regions, their geographical reach and the different populations they serve.

"Another hospital system whose bonds we own operates in several states. That's very attractive because their bonds offer such diversity. The system doesn't depend on the economy of a single city or region," says Brenda.
[photo: legs of two hospital workers walking in surgical attire]

[End Sidebar]


Unfortunately, the widespread devastation caused by hurricanes Katrina and Rita starkly illustrated the virtue of diversification. Although most experts now predict Katrina alone will be the costliest natural disaster in U.S. history, the physical damage was concentrated in the gulf states. Investors who concentrated their holdings in that region now may face much lower market values and perhaps some potential losses.


GEOGRAPHIC DIVERSITY

In today's globally diversified economy where German cars are made in the United States and American appliances are assembled overseas, it's easy to overlook how important local issues can be for municipal bond holders. Investors in municipal bonds typically care more about the outlook for the local area than the health of the national economy.

"There are a lot of regional issues I have to look at when I'm considering a bond," says Brenda Ellerin, a fund portfolio counselor who is also an analyst following hospitals. "Location is very important. When I'm looking at a hospital, the biggest question for me is who's paying the bills. If the population is older, you probably have a lot of Medicare patients. In an area that's growing more rapidly, the hospital may be expanding and taking on more debt."

The Tax-Exempt Bond Fund of America has invested in hospital bonds in several cities, balancing well-established facilities with faster growing ones. "I look at hospitals in several states because I'm trying to diversify away the risks. Every state has its own rules and regulations on how much its Medicaid payments will be or the number of patients a single nurse can handle. All these things can affect a hospital's profitability. We can reduce that risk by investing in hospitals in several regions."


DEMOGRAPHIC DIVERSITY

Each generation has its own financial needs and resources. By investing in projects that cater to a range of ages from new families to retirees, the fund's investment professionals can add another level of diversification to the portfolio.


[Begin Sidebar]
[photo: stretch of empty tree lined road]

[photo: cars driving through city street at night]

ROADS, BRIDGES AND SEWERS

When it comes to streets in new suburban housing tracts, the old saying is probably true -- if you've seen one, you've seen 'em all.

But even in these seemingly mundane projects, the managers of The Tax-Exempt Bond Fund of America have found a way to diversify their investments and lower the risks facing shareholders. Because the bonds issued to finance infrastructure projects such as roads, bridges and sewers are typically backed by property tax revenues, they're vulnerable to regional economic downturns. In a recession, property values can fall and taxes decline. To diversify away some of this risk, the fund has spread its investments in these types of bonds throughout the country, financing projects in California, Illinois, Florida and Nevada.

Even the risks associated with a single-site development can be reduced through diversification. One project in Chicago offers a good example.

"The city of Chicago issued bonds to develop parks, schools, condominiums and townhouses in an undeveloped area of the city," says Ed Nahmias, an analyst with the fund. "The bonds were secured by the property, which was owned by a local developer." Initially, the developer paid all the property taxes but as the condos were built and sold, the tax burden was spread among more and more homeowners. With more homeowners paying property taxes, the risk was diversified and reduced.

From single projects to investments across the nation, the fund seeks to diversify its investments and reduce the risk to shareholders.
[End Sidebar]


[Begin Pull Quote]

"I take a very top down approach when I'm looking at bonds that finance infrastructure."
-Ed Nahmias

[End Pull Quote]

The fund invests in bonds used to finance roads, bridges, sewers and other infrastructure projects often associated with new housing. Consider the difference, however, between its investments in California and Florida. In California, the demand for new housing is driven in part by young families, while in Florida, retirees are a driving force in the market.

"I take a very top down approach when I'm looking at bonds that finance infrastructure," says Ed Nahmias, an analyst for the fund. "First I look at the general economy and interest rates and then I look at the local economy because it's the local economy that will determine if the project is successful.

"With the suburbs that are designed for new families, I have to ask myself if these bedroom communities will attract the doctors, dentists, retail shops, restaurants and all the other things that communities need to succeed. Or will people think they're too far away and not want to commute?"

In Florida, though, there are different considerations. "The growth there is being fueled by retirement, not job growth. The people buying the houses probably have a more stable income than in some other areas. For many of these people, a home in Florida is a second home and it's a purchase that can be put off if they need to." By investing in housing projects designed for different demographic groups in different states, the fund has diversified its risk while investing in a familiar sector that the analysts understand well.

[photo - underside of freeway overpasses]


[Begin Sidebar]

RETIREMENT COMMUNITIES

At first glance, America's seniors may seem an odd place to look to diversify a portfolio. But bonds issued to build the infrastructure for senior living communities provide diversity to The Tax-Exempt Bond Fund of America in several ways. First, the senior living communities balance the investments in similar infrastructure projects in suburban housing aimed at young families. New communities aimed at young families typically depend on a growing economy to succeed. In a recession, sales of new suburban houses could suffer and the bonds could lose value. Senior living communities are quite different, says Karl Zeile, a portfolio counselor.

"The residents in senior facilities are usually retired so they're less vulnerable to the economic cycle," Karl says. "In addition, while seniors may have to sell their home to move in, they can take their time selling and don't have to rely on a hot real-estate market."

Still, even retirees can be affected by regional economic factors such as a recession or a booming housing market. That's one reason the fund has invested in projects across the country. At the end of the fiscal year, the fund owned bonds from retirement communities in more than a dozen states.

Bonds issued to develop retirement communities also offer good diversification for the fund's investments in general obligation bonds issued by states, cities and counties. Typically, a government's general obligation bonds pay lower interest rates because they're considered less risky than those issued by other not-for-profit organizations. By investing in retirement communities, the fund can offer the potential for higher income and greater diversity.

[photo: couple dancing in polka attire]
[End Sidebar]


[Begin Pull Quote]

"If we invested only in general obligation bonds, the risk would be lower but the yield would be lower, too."
-Neil Langberg

[End Pull Quote]


DIVERSITY OF ISSUERS

Although the fund's portfolio holds more than 1,000 bonds, they can be divided into two basic types -- general obligation bonds, which are backed by a government authority's taxing power, and revenue bonds, which are supported by the income a special project or enterprise produces.

"If we invested only in general obligation bonds, the risk would be lower but the yield would be lower, too," says Neil Langberg, a portfolio counselor and president of the fund. "Shareholders benefit when the fund balances its investments between general obligation bonds and revenue bonds. Different sectors and regions go up and down at different times, so we diversify the portfolio to lower the volatility."

Securities issued by Energy Northwest, a public utility in Washington state, offer one example of the revenue bonds the fund invests in. The bonds are backed by the revenues of Energy Northwest's hydroelectric generating resources. Hydroelectric power is inexpensive to produce, therefore Energy Northwest is one of the lowest cost producers in the state and sells all the electricity it generates. Its net revenue -- and thus the debt service it pays on its bonds -- is largely unaffected by higher oil prices, rising interest rates or the state of the national economy.

"One downside is that you can't control the amount of rainwater and snowpack you're going to get," says Karl Zeile, a fund portfolio counselor who follows power generation in addition to retirement housing.

The fund also has substantial investments in general obligation bonds, such as those issued by the city of New York, among the fund's largest holdings. "When we're researching general obligation bonds, we look at the local property values to see if they're going up or down. We also look at the percentage of delinquent taxes and the relation of the taxes to the value of the property," says Neil. "All those things change from one location to another, so we try to diversify our risk by owning bonds issued by different states, cities and other localities."


THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM

A final layer of diversification is added by the system of investment management -- the multiple portfolio counselor system -- used by the fund's manager. The multiple portfolio counselor system brings a diversity of backgrounds, outlooks and investment styles to the fund. Under the system, the assets of The Tax-Exempt Bond Fund of America are divided into several portions that are independently managed by portfolio counselors. A final portion, about 20% of the assets, is further divided among the fund's analysts.

Although the portfolio counselors and analysts collaborate extensively and share information, they make investment decisions based on their own strongest economic and research convictions. Thus, the multiple portfolio counselor system blends teamwork with individual effort.

"Every portfolio counselor processes information in a different way," says Neil. "We all have access to the same information, but it's how you use it that makes the difference. One of the investment professionals approaches things from a legal standpoint and looks first at all the bond covenants. Others are very quantitative, and some are generalists. With the multiple portfolio counselor system, we can blend all these strengths together."

Risk is an element of every investment from stocks and bonds to real estate, fine art or old coins. Wars, recessions and natural disasters are seldom foreseen and can roil the financial markets. The investment professionals who manage the assets of The Tax-Exempt Bond Fund of America try to minimize the risks and volatility the fund faces by diversifying its investments. "Risk is often mispriced in the marketplace or even forgotten," Neil says. "We always try to keep it in the front of our minds."


[Begin Sidebar]
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The Tax-Exempt Bond Fund of America has more than 1,000 bonds in its portfolio and has invested in a wide variety of projects in more than 40 states. But the fund's greatest diversity is probably found in the way it is managed. Capital Research and Management Company, the fund's investment manager, employs a unique method known as the multiple portfolio counselor system. With this system, the assets of each fund are divided into separate portions, each managed by a portfolio counselor or analyst according to their strongest convictions.

Each investment professional brings a unique background, expertise and outlook to the fund. When considering a bond issue, for example, one portfolio counselor may look first at legal documents, another may study the financials and another may ask about management. The system blends teamwork -- the investment professionals share ideas and insights constantly -- with individual responsibility. In the multiple portfolio counselor system, investment professionals are compensated on the results produced by their portion of the fund over a four-year rolling average. This reinforces the fund's focus on long-term results.
[End Sidebar]


[Begin Sidebar]
[photo: Neil Langberg]
Neil Langberg
27 years of investment experience
[End Sidebar]

[Begin Sidebar]
[photo: Brenda Ellerin]
Brenda Ellerin
16 years of investment experience
[End Sidebar]

[Begin Sidebar]
[photo: Karl Zeile]
Karl Zeile
14 years of investment experience
[End Sidebar]




SUMMARY INVESTMENT PORTFOLIO August 31, 2005

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


QUALITY RATINGS*

[begin pie chart]
Aaa/AAA                                      45.6%
Aa/AA                                        17.3%
A/A                                           9.0%
Baa/BBB                                      12.2%
Below investment-grade                       11.0%
Cash & equivalents                            4.9%
[end pie chart


* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.




                                                                                                       Principal   Market   Percent
                                                                                                        amount     value    of net
Bonds & notes  - 95.15%                                                                                  (000)     (000)    assets

Alabama  - 0.63%                                                                                                  $  26,128     .63%

Alaska  - 1.12%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
        Series 2001, 5.375% 2021                                                                        $ 12,850     13,220     .32
Other securities                                                                                                     33,238     .80
                                                                                                                     46,458    1.12

Arizona  - 0.86%                                                                                                     35,583     .86

California  - 6.03%
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
        Series 2003-A1, 6.25% 2033                                                                        12,560     14,032     .34
G.O. Ref. Bonds 5.00% 2015                                                                                15,000     16,568     .40
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
        Series A, 5.50% 2016 (preref. 2011)                                                               10,500     11,815     .28
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
        Series 2005-B, AMBAC insured, 5.00% 2014                                                          10,600     11,751     .28
Other securities                                                                                                    196,554    4.73
                                                                                                                    250,720    6.03


Colorado - 2.45%                                                                                                    101,902    2.45


Connecticut - 0.61%                                                                                                  25,506     .61

Florida  - 5.79%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital
        Projects Loan Program - Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032             12,485     13,924     .33
Other securities                                                                                                    226,889    5.46
                                                                                                                    240,813    5.79

Georgia  - 2.21%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J,
        FSA insured, 5.00% 2034                                                                           26,955     28,658     .69
Other securities                                                                                                     63,320    1.52
                                                                                                                     91,978    2.21

Illinois  - 8.94%
G.O. Bonds, Series of March 2004-A, 5.00% 2034                                                            10,870     11,466     .27
Other securities                                                                                                    360,471    8.67
                                                                                                                    371,937    8.94

Indiana  - 2.68%
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group,
        Daughters of Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)            13,610     14,128     .34
Other securities                                                                                                     97,350    2.34
                                                                                                                    111,478    2.68


Iowa  - 0.71%                                                                                                        29,528     .71


Louisiana  - 2.29%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital
        Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030              11,500     12,537     .30
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                   30,920     32,263     .77
Other securities                                                                                                     50,590    1.22
                                                                                                                     95,390    2.29


Maryland  - 0.94%                                                                                                    39,165     .94


Massachusetts  - 2.89%
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015                                               10,000     11,116
G.O. Bonds 5.25% 2017-2022                                                                                10,000     11,349
G.O. Ref. Bonds 5.50% 2016-2018                                                                           17,000     19,796    1.02
Other securities                                                                                                     77,892    1.87
                                                                                                                    120,153    2.89


Michigan - 2.61%                                                                                                    108,389    2.61

Mississippi  - 0.69%                                                                                                 28,761     .69


Nevada  - 2.67%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
        Improvement Bonds, Series 1999, 7.50% 2019                                                        15,300     16,708     .40
Other securities                                                                                                     94,134    2.27
                                                                                                                    110,842    2.67

New Jersey  - 4.32%
Certs. of Part., Series 2004-A, 5.00% 2010                                                                11,395     12,141     .29
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015                      10,250     11,396     .28
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B:
 FGIC insured, 5.25% 2015                                                                                 12,400     14,017
 AMBAC insured, 5.25% 2023                                                                                 8,000      9,316
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016-2021                              22,750     24,761    1.16
Other securities                                                                                                    107,844    2.59
                                                                                                                    179,475    4.32


New York  - 10.61%
Dormitory Auth.:
 Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B:
  5.25% 2023 (put 2012)                                                                                   44,845     49,196
  6.00% 2029 (put 2012)                                                                                   10,000     11,426
 State University Educational Facs. Rev. Bonds, 6.00%-7.50% 2007-2013                                      8,000      9,285    1.68
City of New York, G.O. Bonds, 4.50%-6.50% 2006-2021                                                       59,820     64,871    1.56
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC
        Project), Series A, 6.25% 2015                                                                    26,000     27,655     .67
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds:
 Series 2003-A, 5.50% 2026                                                                                29,300     32,445
 Series 2003-B, 5.25% 2029 (1)                                                                            11,600     12,593
 4.50%-5.375% 2015-2027                                                                                   10,440     10,873    1.34
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015             13,250     14,669     .35
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B,
        FSA insured, 5.00% 2015                                                                           10,000     11,122     .27
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State
        Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)                                                 13,000     13,918     .33
Other securities                                                                                                    183,428    4.41
                                                                                                                    441,481   10.61

North Carolina  - 2.43%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds:
 Series 1993-B, 7.00% 2008                                                                                10,720     11,569
 5.25%-7.25% 2006-2026                                                                                    46,325     50,266    1.49
Other securities                                                                                                     39,130     .94
                                                                                                                    100,965    2.43

Ohio  - 1.40%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
        Series 2004-C, MBIA insured, 5.25% 2017                                                           10,000     11,431     .28
Other securities                                                                                                     46,642    1.12
                                                                                                                     58,073    1.40


Pennsylvania  - 2.54%
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2,
        FSA insured, 5.00% 2033 (put 2013)                                                                10,500     11,402     .27
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement
        Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028                                  17,500     17,972     .43
Other securities                                                                                                     76,407    1.84
                                                                                                                    105,781    2.54

Puerto Rico -  0.61%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                 10,000     11,107     .27
Other securities                                                                                                     14,432     .34
                                                                                                                     25,539     .61

South Carolina  - 1.07%
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
        Series 2001-B, 6.00% 2022                                                                         14,090     15,152     .36
Other securities                                                                                                     29,351     .71
                                                                                                                     44,503    1.07

Tennessee  - 2.14%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2002, 5.05% 2012                                                                           10,900     11,679     .28
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
        Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                                       21,400     22,403     .54
Other securities                                                                                                     55,130    1.32
                                                                                                                     89,212    2.14

Texas  - 12.87%
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2001-A, 6.375% 2029                                                                        13,900     15,392     .37
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital
        System Project), Series 1998, FSA insured, 5.50% 2015                                             10,325     11,692     .28
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B,
        FSA insured, 5.00% 2032 (put 2012)                                                                15,575     16,866     .40
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
        Series 2005, FSA insured, 5.00% 2032                                                              20,000     21,150     .51
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
        Series 2001-A, 5.50% 2022 (put 2011)                                                              14,000     14,993     .36
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds, Series 2004-B,
        AMBAC insured, 5.00% 2034 (put 2008)                                                              12,700     13,358     .32
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008     11,000     11,556     .28
Other securities                                                                                                    430,388   10.35
                                                                                                                    535,395   12.87


Utah  - 0.61%                                                                                                        25,530     .61


Virginia  -  0.79%
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
        Village, Inc. Fac.), Series 1999-A, 7.50% 2029                                                    15,500     16,939     .41
Other securities                                                                                                     15,820     .38
                                                                                                                     32,759     .79

Washington  - 6.77%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
        Series 1999, FGIC insured, 4.75% 2028                                                             21,940     22,319     .53
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A,
        FSA insured, 5.50% 2016                                                                           13,000     14,463     .35
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007            19,900     20,962
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, 5.00%-5.50% 2008-2015             18,000     19,753
Energy Northwest, Electric Rev. Ref. Bonds, 5.50% 2013-2016                                               17,100     19,289
Public Power Supply System, Rev. Ref. Bonds, 5.00%-7.125% 2007-2016                                       16,450     18,553    1.89
Other securities                                                                                                    166,346    4.00
                                                                                                                    281,685    6.77

Wisconsin  - 1.47%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027             18,845     20,185     .49
Other securities                                                                                                     40,823     .98
                                                                                                                     61,008    1.47

Other states   - 3.40%
Other securities                                                                                                    141,176    3.40


Total bonds & notes (cost: $3,762,633,000)                                                                        3,957,313   95.15


Short-term securities  - 5.74%


City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006                    13,000     13,140     .32
State of Idaho, Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006                                      13,000     13,132     .31
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/2006      12,000     12,211     .29
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006                      30,000     30,277     .73
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006                        20,000     20,214     .49
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev.
        Bonds (Tennessee Municipal Bond Fund):
        Series 2003, 2.33% 2033 (2)                                                                        3,800      3,800
        Series 2004, 2.33% 2034 (2)  (3)                                                                  11,150     11,150     .36
Other securities                                                                                                    134,799    3.24


Total short-term securities (cost: $238,782,000)                                                                    238,723    5.74


Total investment securities (cost: $4,001,415,000)                                                                4,196,036  100.89
Other assets less liabilities                                                                                       (36,984)  (0.89)

Net assets                                                                                                       $4,159,052 100.00%


 "Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including some securities for which resale may be limited to qualified institutional buyers or may require registration. The total value of such restricted securities was $6,241,000, which represented 0.15% of the net assets of the fund.


(1)  Step bond; coupon rate will increase at a later date.

(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper




FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2005                   (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $4,001,415)                                                                                                 $4,196,036
 Receivables for:
  Sales of fund's shares                                                                    $14,936
  Interest                                                                                   48,655                      63,591
                                                                                                                      4,259,627
Liabilities:
 Payables for:
  Purchases of investments                                                                   89,415
  Repurchases of fund's shares                                                                4,033
  Dividends on fund's shares                                                                  3,932
  Bank overdraft                                                                                  7
  Investment advisory services                                                                  900
  Services provided by affiliates                                                             2,093
  Deferred Directors' compensation                                                              127
  Other fees and expenses                                                                        68                     100,575
Net assets at August 31, 2005                                                                                        $4,159,052

Net assets consist of:
 Capital paid in on shares of capital stock                                                                          $3,966,269
 Undistributed net investment income                                                                                      4,344
 Accumulated net realized loss                                                                                           (6,182)
 Net unrealized appreciation                                                                                            194,621
Net assets at August 31, 2005                                                                                        $4,159,052


TOTAL AUTHORIZED CAPITAL STOCK - 500,000 SHARES, $.001 PAR VALUE (329,971 TOTAL
SHARES OUTSTANDING)

               NET ASSETS    SHARES OUTSTANDING   Net asset value per share (1)

Class A        $3,580,787         284,092                 $12.60
Class B           121,579           9,646                  12.60
Class C           164,603          13,059                  12.60
Class F           226,977          18,008                  12.60
Class R-5          65,106           5,166                  12.60

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.09.


See Notes to Financial Statements


STATEMENT OF OPERATIONS for the year ended August 31, 2005                                                    (dollars in thousands)
Investment income:
 Income:
  Interest                                                                                                             $175,175

 Fees and expenses:(1)
  Investment advisory services                                                              $11,108
  Distribution services                                                                      11,273
  Transfer agent services                                                                       776
  Administrative services                                                                       506
  Reports to shareholders                                                                       130
  Registration statement and prospectus                                                         326
  Postage, stationery and supplies                                                               85
  Directors' compensation                                                                        61
  Auditing and legal                                                                             95
  Custodian                                                                                      25
  Federal and state income taxes                                                                214
  Other state and local taxes                                                                    39
  Other                                                                                          61
  Total fees and expenses before waiver                                                      24,699
 Less waiver of fees and expenses:
  Investment advisory services                                                                  797
  Total fees and expenses after waiver                                                                                   23,902
 Net investment income                                                                                                  151,273

Net realized gain and unrealized
 appreciation on investments
 Net realized gain on
  investments                                                                                                             2,093
 Net unrealized appreciation on
  investments                                                                                                            27,414
   Net realized gain and
    unrealized appreciation
    on investments                                                                                                       29,507
Net increase in net assets resulting
 from operations                                                                                                       $180,780

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements

See Notes to Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS                                                                           (dollars in thousands)

                                                                                            Year ended               Year ended
                                                                                            August 31,               August 31,
                                                                                               2005                     2004
Operations:
 Net investment income                                                                     $151,273                    $141,182
 Net realized gain (loss) on investments                                                      2,093                      (1,098)
 Net unrealized appreciation
  on investments                                                                             27,414                      86,415
  Net increase in net assets
   resulting from operations                                                                180,780                     226,499

Dividends paid or accrued to
 shareholders from net investment income                                                   (150,013)                   (139,257)

Capital share transactions                                                                  626,762                     168,929

Total increase in net assets                                                                657,529                     256,171

Net assets:
 Beginning of year                                                                        3,501,523                   3,245,352
 End of year (including
  undistributed net investment income:
  $4,344 and $4,266, respectively)                                                       $4,159,052                  $3,501,523


See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:



      SHARE CLASS       INITIAL SALES CHARGE       CONTINGENT DEFERRED SALES               CONVERSION FEATURE
                                                     CHARGE UPON REDEMPTION

        Class A             Up to 3.75%               None (except 1% for                         None
                                                      certain redemptions
                                                       within one year of
                                                      purchase without an
                                                     initial sales charge)

        Class B                 None                 Declines from 5% to 0%           Class B converts to Class A
                                                     for redemptions within                after eight years
                                                     six years of purchase

        Class C                 None               1% for redemptions within          Class C converts to Class F
                                                      one year of purchase                   after 10 years

        Class F                 None                          None                                None

       Class R-5                None                          None                                None



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:


         SECURITY VALUATION - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of August 31, 2005, the cost of investment securities for federal income tax purposes was $3,997,213,000.

During the year ended August 31, 2005, the fund reclassified $82,000 to undistributed net realized gains and $1,100,000 to capital paid in on shares of capital stock from undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income                                       $4,200
Short-term and long-term capital loss deferrals                          (6,182)
Gross unrealized appreciation on investment securities                   208,565
Gross unrealized depreciation on investment securities                   (9,742)
Net unrealized appreciation on investment securities                     198,823


Short-term and long-term capital loss deferrals above include a capital loss carryforward of $6,182,000 expiring in 2012. These numbers reflect the utilization of a capital loss carryforward of $2,175,000 during the year ended August 31, 2005. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. During the year ended August 31, 2005, the fund realized, on a tax basis, a net capital gain of $2,175,000.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):


Share class          Year ended August 31, 2005       Year ended August 31, 2004
Class A                      $ 132,769                        $ 125,410
Class B                          3,934                            4,045
Class C                          4,688                            4,270
Class F                          6,350                            3,670
Class R-5                        2,272                            1,862
Total                        $ 150,013                        $ 139,257


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended August 31, 2005, total investment advisory services fees waived by CRMC were $797,000. As a result, the fee shown on the accompanying financial statements of $11,108,000, which was equivalent to an annualized rate of 0.295%, was reduced to $10,311,000, or 0.274% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

         For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2005, unreimbursed expenses subject to reimbursement totaled $3,721,000 for Class A.


         SHARE CLASS        CURRENTLY APPROVED LIMITS         PLAN LIMITS
         Class A                       0.25%                      0.25%
         Class B                       1.00                       1.00
         Class C                       1.00                       1.00
         Class F                       0.25                       0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

         Expenses under the agreements described above for the year ended August 31, 2005, were as follows (dollars in thousands):



           SHARE CLASS            DISTRIBUTION            TRANSFER AGENT                  ADMINISTRATIVE SERVICES
                                    SERVICES                 SERVICES

                                                                                          CRMC          TRANSFER AGENT
                                                                                     ADMINISTRATIVE        SERVICES
                                                                                        SERVICES

             Class A                 $8,212                    $743                  Not applicable     Not applicable

             Class B                  1,189                     33                   Not applicable     Not applicable

             Class C                  1,466                  Included                     $200                $12
                                                                in
                                                          administrative
                                                             services

             Class F                   406                   Included                      215                  23
                                                                in
                                                          administrative
                                                             services

            Class R-5            Not applicable              Included                       54                  2
                                                                in
                                                          administrative
                                                             services

              Total                  $11,273                   $776                       $469                $37


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $61,000, shown on the accompanying financial statements, includes $43,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Share class                                             Sales(1)                Reinvestments of dividends and distributions
                                                    Amount      Shares                       Amount    Shares
Year ended August 31, 2005
Class A                                            $770,057     61,433                     $ 95,853    7,647
Class B                                              13,205      1,054                        2,941      235
Class C                                              55,779      4,450                        3,486      278
Class F                                             137,440     10,966                        5,041      402
Class R-5                                            22,361      1,788                          645       51
Total net increase
   (decrease)                                      $998,842     79,691                      107,966    8,613

Year ended August 31, 2004
Class A                                            $568,531     45,679                     $ 89,167    7,169
Class B                                              18,004      1,447                        3,001      241
Class C                                              39,738      3,193                        3,257      262
Class F                                              77,107      6,200                        2,897      233
Class R-5                                            10,866        877                          280       23
Total net increase
   (decrease)                                      $714,246     57,396                     $ 98,602    7,928


Share class                                            Repurchases(1)                           Net increase
                                                    Amount       Shares                      Amount    Shares
Year ended August 31, 2005
Class A                                          $ (394,984)    (31,531)                  $ 470,926    37,549
Class B                                             (14,047)     (1,122)                      2,099       167
Class C                                             (29,430)     (2,350)                     29,835     2,378
Class F                                             (37,153)     (2,967)                    105,328     8,401
Class R-5                                            (4,432)       (354)                     18,574     1,485
Total net increase
   (decrease)                                    $ (480,046)    (38,324)                  $ 626,762    49,980

Year ended August 31, 2004
Class A                                          $ (556,968)    (44,924)                  $ 100,730     7,924
Class B                                             (19,539)     (1,578)                      1,466       110
Class C                                             (33,115)     (2,676)                      9,880       779
Class F                                             (29,892)     (2,413)                     50,112     4,020
Class R-5                                            (4,405)       (355)                      6,741       545
Total net increase
   (decrease)                                    $ (643,919)    (51,946)                  $ 168,929    13,378


(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $999,030,000 and $324,781,000, respectively, during the year ended August 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2005, the custodian fee of $25,000, shown on the accompanying financial statements, includes $4,000 that was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS (1)


                                                                                     Income (loss) from investment operations(2)
                                                                                                          Net
                                                             Net asset                              gains (losses)
                                                               value,                Net             on securities        Total from
                                                             beginning           investment         (both realized        investment
                                                             of period             income           and unrealized)       operations
Class A:
 Year ended 8/31/2005                                          $12.51               $.51                 $.09                $.60
 Year ended 8/31/2004                                           12.17                .53                  .33                 .86
 Year ended 8/31/2003                                           12.41                .54                 (.22)                .32
 Year ended 8/31/2002                                           12.38                .57                  .06                 .63
 Year ended 8/31/2001                                           11.81                .60                  .57                1.17
Class B:
 Year ended 8/31/2005                                           12.51                .41                  .09                 .50
 Year ended 8/31/2004                                           12.17                .44                  .33                 .77
 Year ended 8/31/2003                                           12.41                .44                 (.22)                .22
 Year ended 8/31/2002                                           12.38                .48                  .06                 .54
 Year ended 8/31/2001                                           11.81                .52                  .57                1.09
Class C:
 Year ended 8/31/2005                                           12.51                .40                  .09                 .49
 Year ended 8/31/2004                                           12.17                .42                  .33                 .75
 Year ended 8/31/2003                                           12.41                .43                 (.22)                .21
 Year ended 8/31/2002                                           12.38                .47                  .06                 .53
 Period from 3/15/2001 to 8/31/2001                             12.10                .21                  .29                 .50
Class F:
 Year ended 8/31/2005                                           12.51                .49                  .09                 .58
 Year ended 8/31/2004                                           12.17                .51                  .33                 .84
 Year ended 8/31/2003                                           12.41                .52                 (.22)                .30
 Year ended 8/31/2002                                           12.38                .55                  .06                 .61
 Period from 3/15/2001 to 8/31/2001                             12.10                .24                  .29                 .53
Class R-5:
 Year ended 8/31/2005                                           12.51                .53                  .09                 .62
 Year ended 8/31/2004                                           12.17                .55                  .33                 .88
 Year ended 8/31/2003                                           12.41                .56                 (.22)                .34
 Period from 7/15/2002 to 8/31/2002                             12.33                .07                  .08                 .15


                                                                                  Dividends and distributions

                                                               Dividends
                                                               (from net                  Distributions               Total
                                                               investment                 (from capital           dividends and
                                                                income)                       gains)              distributions
Class A:
 Year ended 8/31/2005                                           $(.51)                         $-                    $(.51)
 Year ended 8/31/2004                                            (.52)                          -                     (.52)
 Year ended 8/31/2003                                            (.54)                        (.02)                   (.56)
 Year ended 8/31/2002                                            (.57)                        (.03)                   (.60)
 Year ended 8/31/2001                                            (.60)                          -                     (.60)
Class B:
 Year ended 8/31/2005                                            (.41)                          -                     (.41)
 Year ended 8/31/2004                                            (.43)                          -                     (.43)
 Year ended 8/31/2003                                            (.44)                        (.02)                   (.46)
 Year ended 8/31/2002                                            (.48)                        (.03)                   (.51)
 Year ended 8/31/2001                                            (.52)                          -                     (.52)
Class C:
 Year ended 8/31/2005                                            (.40)                          -                     (.40)
 Year ended 8/31/2004                                            (.41)                          -                     (.41)
 Year ended 8/31/2003                                            (.43)                        (.02)                   (.45)
 Year ended 8/31/2002                                            (.47)                        (.03)                   (.50)
 Period from 3/15/2001 to 8/31/2001                              (.22)                          -                     (.22)
Class F:
 Year ended 8/31/2005                                            (.49)                          -                     (.49)
 Year ended 8/31/2004                                            (.50)                          -                     (.50)
 Year ended 8/31/2003                                            (.52)                        (.02)                   (.54)
 Year ended 8/31/2002                                            (.55)                        (.03)                   (.58)
 Period from 3/15/2001 to 8/31/2001                              (.25)                          -                     (.25)
Class R-5:
 Year ended 8/31/2005                                            (.53)                          -                     (.53)
 Year ended 8/31/2004                                            (.54)                          -                     (.54)
 Year ended 8/31/2003                                            (.56)                        (.02)                   (.58)
 Period from 7/15/2002 to 8/31/2002                              (.07)                          -                     (.07)




                                                              Net asset                                            Net assets,
                                                              value, end                      Total               end of period
                                                              of period                     return(3)             (in millions)
Class A:
 Year ended 8/31/2005                                          $12.60                         4.87%                 $3,581
 Year ended 8/31/2004                                           12.51                         7.17                   3,083
 Year ended 8/31/2003                                           12.17                         2.55                   2,905
 Year ended 8/31/2002                                           12.41                         5.31                   2,689
 Year ended 8/31/2001                                           12.38                        10.22                   2,202
Class B:
 Year ended 8/31/2005                                           12.60                         4.10                     121
 Year ended 8/31/2004                                           12.51                         6.38                     119
 Year ended 8/31/2003                                           12.17                         1.79                     114
 Year ended 8/31/2002                                           12.41                         4.53                      81
 Year ended 8/31/2001                                           12.38                         9.45                      26
Class C:
 Year ended 8/31/2005                                           12.60                         3.98                     165
 Year ended 8/31/2004                                           12.51                         6.24                     134
 Year ended 8/31/2003                                           12.17                         1.66                     120
 Year ended 8/31/2002                                           12.41                         4.40                      82
 Period from 3/15/2001 to 8/31/2001                             12.38                         4.20                      15
Class F:
 Year ended 8/31/2005                                           12.60                         4.74                     227
 Year ended 8/31/2004                                           12.51                         7.02                     120
 Year ended 8/31/2003                                           12.17                         2.41                      68
 Year ended 8/31/2002                                           12.41                         5.15                      42
 Period from 3/15/2001 to 8/31/2001                             12.38                         4.45                      7
Class R-5:
 Year ended 8/31/2005                                           12.60                         5.05                      65
 Year ended 8/31/2004                                           12.51                         7.34                      46
 Year ended 8/31/2003                                           12.17                         2.72                      38
 Period from 7/15/2002 to 8/31/2002                             12.41                         1.23                      37


                                                           Ratio of expenses            Ratio of expenses
                                                              to average                    to average               Ratio of
                                                              net assets                    net assets              net income
                                                                before                        after                 to average
                                                                waivers                     waivers(4)              net assets
Class A:
 Year ended 8/31/2005                                            .60%                          .57%                   4.08%
 Year ended 8/31/2004                                             .61                          .61                    4.23
 Year ended 8/31/2003                                             .61                          .61                    4.33
 Year ended 8/31/2002                                             .63                          .63                    4.73
 Year ended 8/31/2001                                             .66                          .66                    5.00
Class B:
 Year ended 8/31/2005                                            1.35                         1.33                    3.33
 Year ended 8/31/2004                                            1.36                         1.36                    3.48
 Year ended 8/31/2003                                            1.37                         1.37                    3.56
 Year ended 8/31/2002                                            1.38                         1.38                    3.91
 Year ended 8/31/2001                                            1.40                         1.40                    4.06
Class C:
 Year ended 8/31/2005                                            1.46                         1.44                    3.21
 Year ended 8/31/2004                                            1.49                         1.49                    3.34
 Year ended 8/31/2003                                            1.50                         1.50                    3.43
 Year ended 8/31/2002                                            1.51                         1.51                    3.79
 Period from 3/15/2001 to 8/31/2001                               .73                          .73                    1.77
Class F:
 Year ended 8/31/2005                                             .72                          .69                    3.95
 Year ended 8/31/2004                                             .75                          .75                    4.09
 Year ended 8/31/2003                                             .75                          .75                    4.19
 Year ended 8/31/2002                                             .78                          .78                    4.54
 Period from 3/15/2001 to 8/31/2001                               .40                          .40                    2.11
Class R-5:
 Year ended 8/31/2005                                             .42                          .40                    4.25
 Year ended 8/31/2004                                             .43                          .43                    4.41
 Year ended 8/31/2003                                             .44                          .44                    4.51
 Period from 7/15/2002 to 8/31/2002                               .06                          .06                     .59




                                                                             Year ended August 31
                                                        2005          2004          2003         2002          2001

Portfolio turnover rate for all classes of shares        9%            8%             8%          8%            21%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During the year ended 8/31/2005, CRMC reduced fees for investment advisory services for all share classes.


See Notes to Financial Statements




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE TAX-EXEMPT BOND FUND OF AMERICA, INC.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California
October 7, 2005




Tax information                                                       unaudited

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending August 31, 2005.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid by the fund from net investment income. The fund designates 100% of the dividends paid by the fund earned during the fiscal year as exempt-interest dividends.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2006 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2005 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




EXPENSE EXAMPLE                                                        unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005, through August 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above/on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING       ENDING         EXPENSES       ANNUALIZED
                                                 ACCOUNT       ACCOUNT        PAID DURING    EXPENSE RATIO
                                                  VALUE         VALUE          PERIOD(1)
                                                 3/1/2005     8/31/2005


Class A -- actual return                       1,000.00         $1,027.67        $2.86             .56%
Class A -- assumed 5% return                   1,000.00          1,022.38         2.85             .56

Class B -- actual return                       1,000.00          1,023.89         6.68            1.31
Class B -- assumed 5% return                   1,000.00          1,018.60         6.67            1.31

Class C -- actual return                       1,000.00          1,023.37         7.19            1.41
Class C -- assumed 5% return                   1,000.00          1.018.10         7.17            1.41

Class F -- actual return                       1,000.00          1,027.09         3.42             .67
Class F -- assumed 5% return                   1,000.00          1,021.83         3.41             .67

Class R-5 -- actual return                     1,000.00          1,028.54         1.99             .39
Class R-5 -- assumed 5% return                 1,000.00          1,023.24         1.99             .39

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).




APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The fund's Board members have approved the renewal of the fund's Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through May 31, 2006. The renewal of the agreement was approved by the Board following the recommendation of the fund's Contracts Committee (the "committee"), which is comprised of all of the fund's independent Board members. The information, material facts and conclusions that formed the basis for the committee's recommendation and the Board's subsequent approval are described below.

1. INFORMATION RECEIVED

Materials reviewed -- During the course of each year, the independent Board members receive a wide variety of materials relating to the services provided by CRMC, including reports on the fund's investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund's investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process -- The committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Board members. The committee discussed the renewal of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend the renewal of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the committee.

2. NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, its personnel and its resources -- The Board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, results and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. They further considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other services -- The Board and the committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board members informed; and its attention to matters that may involve conflicts of interest with the fund. The Board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

The Board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and will continue to benefit the fund and its shareholders.

3. INVESTMENT RESULTS

The Board and committee considered the investment results of the fund in light of its objective of providing high current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. They compared the fund's total returns with the total returns of the Lipper General Municipal Debt Funds Index (the Lipper category that includes the fund), the averages of the funds included in the index each year, and the averages of a group of selected large funds in the Lipper General Municipal Debt Funds category (the "selected large funds"). The Board and the committee noted that for the one-, three-, five- and 10-year periods ended December 31, 2004, the fund's investment results were above the averages of the funds included in the Lipper index and near the averages of the selected large funds. The Board and the committee concluded that CRMC's record in managing the fund indicates that its continued management will benefit the fund and its shareholders.

4. ADVISORY FEES AND TOTAL EXPENSES

The Board and the committee compared the advisory fees and total expenses of the fund (each as a percentage of average net assets) with the median fee and expense levels of all other funds in the Lipper General Municipal Debt Funds Index and of the selected large funds. The Board and the committee observed that the fund's advisory fees were well below the median for all such other funds for the entire 10-year period ended December 31, 2004, its total expenses were well below the median for all other funds in the Lipper category for the past seven years of that period, and its total expenses were well below the median for the selected large funds for the one-year period ended on that date. The Board and the committee also noted the complex-wide 5% voluntary advisory fee waiver that CRMC put into effect during 2004, and the additional 5% advisory fee waiver it proposed to implement during the forthcoming year. The Board and the committee concluded that the relatively low level of the fees charged by CRMC will benefit the fund and its shareholders.

The Board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities with respect to American Funds and the more comprehensive regulatory regime applicable to mutual funds.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large, publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the committee considered CRMC's willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoints in the fund's advisory fee structure provide for reductions in the level of fees charged by CRMC to the fund as fund assets and gross income increase, reflecting economies of scale in the cost of operations that are shared with fund shareholders. The Board and the committee concluded that the fund's cost structure was reasonable and that CRMC was sharing economies of scale with the fund and its shareholders, to their benefit.

6. ANCILLARY BENEFITS

The Board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, and that the renewal of the agreement was in the best interests of the fund and its shareholders.


OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2005 (the most recent calendar quarter):

                                                                                       1 YEAR           5 YEARS        LIFE OF CLASS

Class B shares -- first sold 3/15/00 Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six
        years of purchase                                                              -1.96%           +4.85%            +5.34%
        Not reflecting CDSC                                                            +3.02%           +5.17%            +5.48%

Class C shares -- first sold 3/15/01 Reflecting CDSC, maximum of 1%, payable
        only if shares are sold within one year of purchase                            +1.92%              --             +4.37%
        Not reflecting CDSC                                                            +2.91%              --             +4.37%

Class F shares* -- first sold 3/15/01 Not reflecting annual asset-based fee
        charged by sponsoring firm                                                     +3.67%              --             +5.10%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

* These shares are sold without any initial or contingent deferred sales charge.

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.87 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.12 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.


BOARD OF DIRECTORS

"NON-INTERESTED" DIRECTORS

                                             Year first
                                               elected
                                             a Director
Name and age                               of the fund(1)     Principal occupation(s) during past five years

Ambassador                                      1999          Corporate director and author; former U.S.
Richard G. Capen, Jr., 71                                     Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc.
                                                              (communications company); former Chairman and Publisher, The Miami
                                                              Herald

H. Frederick Christie, 72                       1979          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California Edison
                                                              Company)

Diane C. Creel, 56                              1994          Chairman of the Board and CEO, Ecovation, Inc. (organic waste management)

Martin Fenton, 70                               1989          Chairman of the Board and CEO, Senior Resource
Chairman of the Board                                         Group LLC (development and management of senior
(Independent and Non-Executive)                               living communities)

Leonard R. Fuller, 59                           1994          President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 59                             2005          President, Dumbarton Group LLC (consulting); former Executive Vice
                                                              President -- Policy and Oversight, NASD

Richard G. Newman, 70                           1991          Chairman of the Board and CEO, AECOM Technology Corporation
                                                              (engineering, consulting and professional technical services)

Frank M. Sanchez, 62                            1999          Principal, The Sanchez Family Corporation dba McDonald's Restaurants
                                                              (McDonald's licensee)


"NON-INTERESTED" DIRECTORS
                                              Number of
                                             portfolios
                                         in fund complex(2)
                                            overseen by
Name and age                                  Director        Other directorships(3) held by Director

Ambassador                                       14           Carnival Corporation
Richard G. Capen, Jr., 71

H. Frederick Christie, 72                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Diane C. Creel, 56                               12           Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.; Teledyne
                                                              Technologies

Martin Fenton, 70                                16           None
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 59                            14           None

R. Clark Hooper, 59                              13           None

Richard G. Newman, 70                            13           Sempra Energy; Southwest Water Company

Frank M. Sanchez, 62                             12           None


"INTERESTED" DIRECTORS(4)

                                             Year first
                                             elected a
                                             Director or      Principal occupation(s) during past five years and
Name, age and                                officer of       positions held with affiliated entities or the principal
position with fund                           the fund(1)      underwriter of the fund

Abner D. Goldstine, 75                          1979          Senior Vice President and Director, Capital
Vice Chairman of the Board                                    Research and Management Company

Paul G. Haaga, Jr., 56                          1986          Executive Vice President and Director, Capital
Vice Chairman of the Board                                    Research and Management Company; Director, The Capital Group
                                                              Companies, Inc.(5)

Neil L. Langberg, 52                            1985          Vice President -- Investment Management Group,
President                                                     Capital Research and Management Company

"INTERESTED" DIRECTORS(4)

                                              Number of
                                             portfolios
                                              in fund
                                             complex(2)
Name, age and                                overseen by
position with fund                            Director        Other directorships(3) held by Director

Abner D. Goldstine, 75                           12           None
Vice Chairman of the Board

Paul G. Haaga, Jr., 56                           16           None
Vice Chairman of the Board

Neil L. Langberg, 52                              1           None
President

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION:
FUND SECRETARY.

OTHER OFFICERS
                                             Year first
                                               elected        Principal occupation(s) during past five years
Name, age and                                an officer       and positions held with affiliated entities or
position with fund                         of the fund(1)     the principal underwriter of the fund

Brenda S. Ellerin, 42                           1999          Senior Vice President, Capital Research Company(5)
Senior Vice President

Edward B. Nahmias, 53                           2004          Executive Vice President and Director, Capital
Vice President                                                Research Company(5)

Kristine M. Nishiyama, 35                       2003          Vice President and Counsel -- Fund Business
Vice President                                                Management Group, Capital Research and Management Company; Vice
                                                              President and Counsel -- Capital Bank and Trust Company(5)

Julie F. Williams, 57                           1982          Vice President -- Fund Business Management
Secretary                                                     Group, Capital Research and Management Company

Sharon G. Moseley, 37                           2003          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Kimberly S. Verdick, 41                         1994          Assistant Vice President -- Fund Business
Assistant Secretary                                           Management Group, Capital Research and Management Company

Susi M. Silverman, 35                           2001          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

(1) Directors and officers of the fund serve until their resignation, removal or retirement.

(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.

(3) This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.

(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

(5)  Company affiliated with Capital Research and Management Company.


OFFICES

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2005, portfolio of The Tax-Exempt Bond Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)


WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds American High-Income Municipal Bond Fund(R) Limited Term Tax-Exempt Bond Fund of AmericaSM
>  The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit No. MFGEAR-919-1005P

Litho in USA BBC/PNL/8068-S4888

Printed on recycled paper


ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Martin Fenton, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

     Registrant:
          a) Audit Fees:
               2004             $54,000
               2005             $72,000
          b) Audit- Related Fees:
               2004             none
               2005             none
          c) Tax Fees:
               2004             $6,000
               2005             $6,000
               The tax fees consist of professional services relating to the preparation of the Registrant's tax returns.
          d) All Other Fees:
               2004             none
               2005             none

     Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
          a) Not Applicable
          b) Audit- Related Fees:
               2004             none
               2005             none
          c) Tax Fees:
               2004             none
               2005             none
          d) All Other Fees:
               2004             none
               2005             none

The Registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant's auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $6,000 for fiscal year 2004 and $6,000 for fiscal year 2005. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.



ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


THE TAX-EXEMPT BOND FUND OF AMERICA(R)
Investment portfolio

August 31, 2005

                                                                                                   Principal amount     Market value
Bonds & notes -- 95.15%                                                                                       (000)            (000)

ALABAMA -- 0.63%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020                    $  2,000         $  2,140
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021                       3,000            3,182
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International
        Paper Co. Projects), Series 2003-A, 5.00% 2013                                                        1,000            1,057
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International
        Paper Co. Projects), Series 2004-A, 4.75% 2017                                                        2,000            2,026
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016                    1,675            1,830
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018                    2,100            2,277
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove, Retirement Fac. Rev. Bonds
     (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                                                   6,250            3,460
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds,
     Series 2000-A, MBIA insured, 5.50% 2009                                                                  1,150            1,242
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured,
        5.125% 2029 (preref. 2009)                                                                            2,865            3,078
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015                   5,255            5,836
                                                                                                                              26,128

ALASKA -- 1.12%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012           2,895            3,288
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016     2,035            2,224
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996,
        MBIA insured, 6.50% 2014                                                                              5,000            6,118
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017                                                   5,070            5,195
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                                        10,935            9,980
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012         3,385            3,604
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022         1,700            1,800
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021       12,850           13,220
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011                       1,000            1,029
                                                                                                                              46,458

ARIZONA -- 0.86%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009                         2,045            2,148
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
     Series 1998-A, 5.25% 2006                                                                                2,850            2,896
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
     Series 1998-A, 5.00% 2016                                                                                1,000            1,030
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund), Series 2002, 3.00% 2005       5,000            5,004
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave
        Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                                         3,000            3,238
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2007                                                                   2,420            2,509
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2014                                                                   5,000            5,551
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2016                                                                                5,975            6,543
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012                     4,025            4,446
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2013                     2,000            2,218
                                                                                                                              35,583

CALIFORNIA -- 6.03%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.85% 2015           1,400            1,496
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev.
        Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008                           1,000            1,052
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007                              670              691
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017                            1,500            1,526
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027                            1,675            1,721
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                                   5,300            5,484
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
        Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022        1,750            1,924
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
        Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032       1,000            1,093
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
        Series 1998, 5.375% 2028                                                                              2,500            2,541
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement
        Bonds, 5.00% 2025                                                                                     1,115            1,129
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
     Series A, AMBAC insured, 5.00% 2017                                                                      2,880            3,219
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2009                                                   500              526
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2011                                                 1,000            1,065
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                                  3,000            3,155
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035                                1,785            1,735
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020                                1,115            1,185
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020                                1,435            1,552
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025                               1,000            1,043
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027                               3,000            3,159
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010                         490              524
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011                         510              549
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014                         600              650
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015                         625              678
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
     Series 1999, 6.125% 2016                                                                                   975            1,042
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      2,000            2,207
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.50% 2015 (preref. 2009)                                                                   1,000            1,125
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.625% 2030 (preref. 2009)                                                                  1,000            1,129
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
        Series 2004, 6.00% 2034                                                                               1,000            1,037
G.O. Ref. Bonds 5.00% 2015                                                                                   15,000           16,568
Various Purpose G.O. Bonds 5.25% 2018                                                                         8,000            8,786
G.O. Bonds 6.00% 2019                                                                                         5,000            6,019
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
     Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)                                                   4,000            4,544
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
        Series 2003-A1, 6.25% 2033                                                                           12,560           14,032
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)         5,100            5,264
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016              2,000            2,155
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020              2,500            2,655
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007                           30               30
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009                           25               25
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022       1,715            1,772
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029       3,000            3,095
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024      1,305            1,317
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
     Series 2005-A, 5.10% 2029                                                                                1,520            1,535
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025                 1,250            1,392
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
        Series 2003, 6.00% 2033                                                                               1,000            1,072
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
        Series 2005, 5.30% 2035                                                                               2,000            2,035
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2003-A, 6.125% 2033                                                                               2,000            2,149
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
     Series 2001, AMBAC insured, 5.50% 2015                                                                   2,150            2,404
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
     Series A, 5.50% 2016 (preref. 2011)                                                                     10,500           11,815
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
     Series 2005-A, Citibank, NA letter of credit, 4.00% 2006                                                 2,500            2,536
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester
        Social Services Project), Series 2005, AMBAC insured, 5.00% 2020                                      2,675            2,890
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester
        Social Services Project), Series 2005, AMBAC insured, 5.00% 2022                                      1,500            1,613
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester
        Social Services Project), Series 2005, AMBAC insured, 5.00% 2023                                      1,500            1,608
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A,
        5.55% 2033                                                                                            2,000            2,079
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A,
        5.20% 2034                                                                                            1,000            1,017
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2018                                                                                7,820            8,733
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
     Series 2005-A, 5.00% 2016                                                                                3,350            3,643
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A,
        5.25% 2013                                                                                            2,000            2,217
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
     Series 1993-A, AMBAC insured, 5.00% 2019                                                                 4,240            4,671
Regents of the University of California, Rev. Bonds (Various University of California Projects),
        Series 1993-A, 5.50% 2021                                                                             2,000            2,002
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds,
        Series 2005, 5.00% 2030                                                                               1,590            1,603
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
        Series 1999, 6.00% 2011                                                                               2,955            3,216
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
        Series 1999, 6.30% 2025                                                                               2,645            2,905
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
        Series 1999, 5.30% 2007                                                                               2,665            2,743
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
        Series 1999, 5.80% 2017                                                                               3,245            3,440
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
     Series 1999, 6.50% 2015 (preref. 2009)                                                                   1,465            1,675
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                  500              522
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)            1,500            1,584
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
     AMBAC insured, 5.00% 2016                                                                                3,000            3,291
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement
        Bonds, 6.25% 2012                                                                                       995            1,035
Tobacco Securitization Auth., Tobacco Settlement Asset-backed bonds
     (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027                         1,500            1,543
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
     Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                      5,000            5,083
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
     Series 2005-B, AMBAC insured, 5.00% 2014                                                                10,600           11,751
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                                       2,995            3,152
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
        Series 1999, 6.10% 2014                                                                               1,195            1,313
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South Tahoe Redev.
        Project Area No. 1), Series 2003-B, 5.125% 2009                                                       2,000            2,037
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-3, 5.10% 2025 (put 2010)                                                                   4,000            4,174
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
        Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                  1,500            1,584
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
        Series 2005-A, 5.00% 2039                                                                             1,200            1,227
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        5,000            4,936
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
     Series 2003, 5.90% 2034                                                                                  1,625            1,729
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                                    1,300            1,349
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009                                  1,000            1,077
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  5,550            6,234
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                                  3,000            3,468
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                                 3,000            3,283
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015                   2,000            2,256
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000            1,125
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2011                     4,000            4,411
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033        1,000            1,064
                                                                                                                             250,720

COLORADO -- 2.45%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
     Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)                                 7,500            1,033
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020                 3,500            3,789
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016                     6,925            7,485
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017                     5,000            5,386
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019                          3,400            3,661
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.20% 2012                                                                             1,000            1,023
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.40% 2017                                                                             2,000            2,037
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.45% 2021                                                                             3,175            3,222
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
        Series 2001, 6.50% 2031                                                                               3,800            4,270
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010                        1,500            1,631
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014                         3,000            3,268
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015                         4,250            4,611
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009                       1,000            1,054
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 1995, 6.75% 2025               4,160            4,267
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033            9,000            9,873
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035               9,000            9,049
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2000, 6.60% 2016                                                                               5,250            5,939
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2002, 5.90% 2027                                                                               3,670            4,010
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
     Series 2004-B, 3.75% 2034 (put 2009)                                                                     1,250            1,247
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-A-3, 7.00% 2016         145              146
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-B-3, 6.80% 2028          80               81
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-C-3, 6.75% 2017          95               96
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-B-3, 6.55% 2025         850              856
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-D-3, 6.125% 2023        865              870
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A,
        MBIA insured, 0% 2011                                                                                 2,600            2,149
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A,
        MBIA insured, 0% 2012                                                                                 4,700            3,722
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
     Series 2001, 7.25% 2031                                                                                  3,775            3,842
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
     (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                5,385            5,714
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031                 7,310            7,571
                                                                                                                             101,902


CONNECTICUT -- 0.61%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co.
        Project), Series 1993-A, 5.85% 2028                                                                   5,025            5,464
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)                                                         1,900            2,101
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.50% 2005
        (escrowed to maturity)(1)                                                                             1,490            1,490
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
        6.40% 2011(1)                                                                                         2,025            2,118
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011
        (preref. 2007)(1)                                                                                     2,470            2,633
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 5.375% 2011                                                                                 1,000            1,059
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.00% 2016                                                                                  1,000            1,084
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2021                                                                                  4,500            4,900
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2031                                                                                  1,500            1,622
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2003, 5.125% 2023                                                                                 3,000            3,035
                                                                                                                              25,506

DISTRICT OF COLUMBIA -- 0.33%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013                                     1,000            1,097
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009                                                   1,500            1,623
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013                                                      1,000            1,097
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
     Series 2005, FSA insured, 5.00% 2014                                                                     1,545            1,690
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
     Series 2005, FSA insured, 5.00% 2015                                                                     1,535            1,682
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds (Georgetown University Hospital and
     Washington Hospital Center Projects), Series 2001-D, 6.875% 2031 (preref. 2007)                          5,000            5,276
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016                        1,000            1,114
                                                                                                                              13,579

FLORIDA -- 5.79%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
     Series 1996, 7.60% 2018                                                                                    775              800
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
     Series 1998, 5.75% 2006                                                                                     85               86
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035           1,750            1,784
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012                3,500            3,717
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.00% 2014                                                                                  745              825
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.25% 2033                                                                                  735              802
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
     Series 2001-A, 5.50% 2008                                                                                2,000            2,135
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032         12,485           13,924
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010                 1,350            1,370
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds,
        Series 2004-B, 5.00% 2011                                                                             1,800            1,823
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
     Series 2000-C, 7.10% 2030                                                                                8,145            8,770
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012     1,000            1,101
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013     4,000            4,421
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007                      520              526
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031                      2,940            3,184
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project),
        Series 2003, 5.50% 2008                                                                               1,180            1,194
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
     Series 2003-B, 5.50% 2010                                                                                3,125            3,167
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2002, 6.125% 2007                                                                                   500              507
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2003, 5.20% 2007                                                                                    200              202
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2004-B, 5.00% 2009                                                                                3,645            3,686
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
        Series 2002-A, 7.00% 2033                                                                               950            1,042
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
        Series 2002-B, 6.25% 2009                                                                               350              358
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008           350              352
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
        Series 2001-B, 6.35% 2010                                                                               975              997
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
        Series 2002, 6.75% 2034                                                                               3,460            3,806
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2002-B, 5.40% 2008                                                                                1,385            1,402
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                                  250              253
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1998, 5.40% 2006       285              288
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1999, 6.25% 2007       665              674
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.00% 2010                                                                                1,055            1,124
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.00% 2011                                                                                1,205            1,289
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.00% 2012                                                                                2,000            2,146
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
     Series 2002-B, 5.25% 2023                                                                                8,000            8,469
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2012                                                                                1,000            1,071
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.25% 2015                                                                                3,500            3,782
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2018                                                                                2,500            2,626
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009         2,000            2,022
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two,
        Series 17, 5.00% 2015                                                                                 4,000            4,326
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007                     2,000            2,079
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-A, 7.40% 2032                                                                                  845              935
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.40% 2011                                                                                1,475            1,510
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-A, 6.50% 2032                                                                                2,015            2,194
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.40% 2008                                                                                2,425            2,454
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
        Series 2005-A, 4.875% 2010                                                                            3,000            3,029
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.00% 2010                                                                                1,010            1,030
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev. Bonds,
        Series 2003, 5.30% 2007                                                                                 435              440
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
        Florida, Inc. Project), Series 1997-A, 5.80% 2006                                                     1,005            1,024
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
        Florida, Inc. Project), Series 1997-A, 6.25% 2017                                                     5,550            5,712
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2006           1,150            1,169
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010           1,500            1,586
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012           1,360            1,441
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013           1,840            1,942
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014             500              526
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015           1,900            1,997
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021           1,550            1,601
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029           7,750            7,952
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032   3,880            4,283
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007     125              127
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032    3,520            3,835
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2003-A, 6.40% 2034                                                                             1,975            2,128
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2003-B, 5.25% 2007                                                                               580              586
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-1, 4.80% 2009                                                                             1,620            1,638
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-A, 6.00% 2035                                                                             1,600            1,688
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-A, 6.00% 2036                                                                             1,000            1,055
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
     Series 2004, 4.60% 2018                                                                                  1,500            1,504
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.125% 2007                                                                               2,000            2,020
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children's Hospital Project),
     Series 2001-A, AMBAC insured, 5.625% 2016                                                                5,495            6,167
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                                    395              418
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)             105              130
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
        (Parking Garage Project), Series 2004-A, 6.25% 2037                                                   5,000            5,339
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
     Series 2004-B, 6.50% 2037                                                                                1,000            1,074
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-B, 5.00% 2010              1,500            1,512
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 6.80% 2006 (escrowed to maturity)                                                           215              222
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 7.30% 2027 (preref. 2006)                                                                 1,500            1,588
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 5.85% 2013 (preref. 2009)                                                                     695              748
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 5.90% 2019 (preref. 2009)                                                                   1,085            1,190
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 6.00% 2029 (preref. 2009)                                                                   1,100            1,210
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010     855              866
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026   1,000            1,017
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009                         3,500            3,768
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014                     4,135            4,682
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                       2,750            2,839
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center Project),
     Series 2004, FGIC insured, 5.00% 2030 (put 2011)                                                         1,650            1,770
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011     3,555            3,604
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010            3,650            3,675
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033   1,475            1,571
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)      8,000            8,600
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
        Series 2000-A, 6.95% 2031                                                                             2,630            2,829
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
     Series 1998-B, MBIA insured, 5.25% 2014                                                                  1,000            1,115
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016                  5,000            5,641
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)        2,520            2,653
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035   2,000            2,061
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033   1,945            2,158
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
        Series 2003-B, 6.375% 2013                                                                            3,885            4,020
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
        Assessment Rev. Bonds, Series 2000-A, 7.00% 2032                                                      1,775            1,919
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
        Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                                        400              405
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.25% 2013     800              855
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.875% 2023  1,000            1,097
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.95% 2033   1,000            1,080
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035     1,000            1,040
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032                               955            1,053
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
        Series 2001-A, 6.95% 2033                                                                             3,890            4,220
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
        Series 2004, 6.25% 2034                                                                               2,250            2,407
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
        Series 2002-A, 6.75% 2034                                                                             1,000            1,070
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
        Series 2002-B, 5.95% 2012                                                                             1,920            1,981
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds,
        Series 2003-B, 5.00% 2008                                                                               880              889
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
        Series 2002-B, 5.80% 2008                                                                               375              380
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
     (Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013            1,510            1,634
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031      480              521
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010      255              259
                                                                                                                             240,813

GEORGIA -- 2.21%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009                      1,000            1,109
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J,
        FSA insured, 5.00% 2034                                                                              26,955           28,658
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014                     3,000            3,291
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024                    10,000           10,963
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022                     8,500           10,125
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012                        6,000            6,600
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at
        Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                                  5,985            6,174
G.O. Bonds, Series 2001-B, 5.25% 2016                                                                         8,000            8,792
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.00% 2014                                                                                  2,000            2,106
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.00% 2015                                                                                  1,000            1,052
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.625% 2030                                                                                 5,000            5,331
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012                                      1,215            1,364
Municipal Electric Auth., Project One Senior Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012          5,700            6,413
                                                                                                                              91,978

HAWAII -- 0.26%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013 (preref. 2007)                                        3,000            3,160
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013                      1,370            1,507
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013
        (escrowed to maturity)                                                                                  630              699
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)               2,000            2,227
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2015                                                            1,875            2,084
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2016                                                            1,000            1,111
                                                                                                                              10,788


ILLINOIS -- 8.94%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015                         2,500            2,748
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016                         1,500            1,648
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          7,470            8,277
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          3,000            3,324
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017                          8,000            8,860
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003,
        AMBAC insured, 5.25% 2015                                                                             5,095            5,661
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin.
        Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                                 2,000            2,174
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020          2,000            2,288
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A,
        MBIA insured, 5.00% 2012                                                                              5,815            6,327
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A,
        MBIA insured, 5.00% 2031                                                                             10,430           11,015
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.
        Project), Series 1999-A, 5.35% 2016(2)                                                                3,685              582
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012                                          1,000            1,206
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011                                           2,745            2,184
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014                                           7,085            4,914
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015                                           3,245            2,143
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
        (Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014                                            2,000            1,386
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation
        Bonds, Series 2000-A, AMBAC insured, 0% 2007                                                          7,000            6,523
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation
        Bonds, Series 2000-A, AMBAC insured, 0% 2008                                                          7,000            6,293
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                         3,500            2,437
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.30% 2005                                                                         5,325            5,358
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.50% 2010                                                                         2,275            2,526
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
     Limited Tax Series D of December 2002, 5.00% 2012                                                        2,650            2,913
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020                    6,500            7,986
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011                         4,000            4,689
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 1994-D, FGIC insured, 7.75% 2019                                                                  4,500            6,079
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 2002-B, FGIC insured, 5.375% 2014                                                                 4,000            4,494
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds,
     Series 1998-D, FSA insured, 0% 2008                                                                      4,730            4,250
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010                         5,120            5,572
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016                            7,165            8,017
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017                            2,885            3,226
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.45% 2036 (put 2014)                                                                       1,000            1,029
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.60% 2036 (put 2015)                                                                       6,000            6,218
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.75% 2036 (put 2016)                                                                       2,000            2,085
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Northwestern University),
     Series 1997, 5.05% 2032 (put 2010)                                                                       4,675            5,014
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017                        3,255            3,523
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026                 6,000            6,246
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-1, 3.45% 2036 (put 2008)            2,500            2,520
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-2, 4.00% 2036 (put 2008)            3,235            3,297
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012                                     1,000            1,093
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034                                     5,500            5,803
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018               3,000            3,236
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023               1,500            1,608
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.625% 2017                                                 3,860            4,357
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.00% 2022                                                  1,250            1,355
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.25% 2030                                                  7,000            7,588
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.25% 2034                                                  4,500            4,640
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)(3)                    2,000            1,998
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009                     2,335            2,488
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014                     1,740            1,907
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016                                   1,235            1,373
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017                                   1,860            2,072
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011                                    1,165            1,248
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015                                    1,000            1,078
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016                                    1,700            1,825
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027                            2,000            2,035
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 6.50% 2006               770              794
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023             3,000            3,176
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                                       2,000            2,308
G.O. Bonds, Series of March 2004-A, 5.00% 2034                                                               10,870           11,466
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007                        700              723
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007
        (escrowed to maturity)                                                                                  920              955
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008                        810              847
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008
        (escrowed to maturity)                                                                                1,060            1,118
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009                        840              872
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)       1,090            1,144
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010                     1,310            1,360
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)      1,690            1,780
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013                     2,130            2,210
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)        330              350
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)        2,835            3,217
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)         4,425            5,048
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008                   220              233
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008 (preref. 2007)    780              832
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016                 1,765            1,852
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)  6,235            6,687
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018                      2,705            3,141
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018        2,115            2,242
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018
        (preref. 2008)                                                                                          385              412
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008         1,230            1,281
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012
        (preref. 2009)                                                                                        6,960            7,492
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028          580              601
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028
        (preref. 2009)                                                                                        1,420            1,523
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                              1,640            1,731
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009                              2,290            2,429
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010                              2,440            2,583
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012                              2,200            2,298
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013                              2,430            2,537
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                              5,050            5,229
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)                                                  1,835            2,026
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)                                                  1,690            1,866
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031              3,500            3,694
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028            1,000            1,074
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012      2,545            2,812
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017      1,500            1,654
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022
        (escrowed to maturity)                                                                                4,000            5,015
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)   4,675            4,954
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
     Series 1998-A, MBIA insured, 5.25% 2008                                                                  4,000            4,210
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
     Series 1998-A, MBIA insured, 5.375% 2013                                                                 1,785            1,897
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group -- Lutheran Hillside
        Village Project), Series 2001-A, 7.375% 2031                                                          1,500            1,631
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                               4,500            4,883
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007                          1,070            1,107
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008                          1,745            1,840
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009                          2,500            2,664
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011                          2,295            2,485
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)              2,500            2,933
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022                             5,000            5,392
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010               2,595            2,728
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009                      1,090            1,102
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019                      1,435            1,452
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                                       920              922
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
     Series 2002-B, MBIA insured, 5.25% 2011                                                                  2,000            2,201
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
     Series 2001-A, AMBAC insured, 5.50% 2021                                                                 2,670            3,146
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects),
     Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)                                                 3,530            3,924
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
     Series 2002-B, FGIC insured, 5.25% 2015                                                                  2,775            3,062
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
     Series 2002, FSA insured, 0% 2017                                                                        2,000            1,205
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016                     1,500            1,661
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017                     1,500            1,654
Toll Highway Auth., Toll Highway Senior Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015           5,000            5,536
                                                                                                                             371,937

INDIANA -- 2.68%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010                    1,255            1,345
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011    4,000            4,252
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998,
        MBIA insured, 5.25% 2008                                                                              1,895            2,009
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016
        (preref. 2009)                                                                                        3,000            3,276
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity
        National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)                                    13,610           14,128
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016      10,250           10,653
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
        MBIA insured, 5.25% 2008                                                                              1,700            1,784
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
        MBIA insured, 5.50% 2016                                                                              4,000            4,199
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2012                                                                 2,000            2,182
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2014                                                                 3,520            3,872
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2015                                                                 3,200            3,529
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2019                                                                 4,195            4,553
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.), Series 1998,
        MBIA insured, 5.375% 2010                                                                             7,095            7,540
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project),
     Series 1997-A, MBIA insured, 5.00% 2008                                                                  1,000            1,055
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015                1,275            1,408
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016                1,605            1,767
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018                1,735            1,843
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016                        4,690            5,383
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014                    1,000            1,092
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Senior Bonds,
     Series 2001-A, MBIA insured, 5.50% 2015                                                                  3,370            3,741
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015                                       1,250            1,389
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.25% 2012                                                                  2,590            2,861
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)                                                   5,650            6,373
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B,
        AMBAC insured, 6.25% 2012                                                                             8,490            9,715
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013                                                2,000            2,236
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014                                                2,000            2,238
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                4,000            4,514
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                2,250            2,541
                                                                                                                             111,478

IOWA -- 0.71%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003,
        AMBAC insured, 5.00% 2013                                                                             1,000            1,092
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011          1,420            1,540
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012          1,375            1,498
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018                               4,395            4,863
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007                              1,520            1,595
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011                             1,500            1,564
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012                             3,170            3,306
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010
        (escrowed to maturity)                                                                                  590              618
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027           5,000            5,634
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                             850              879
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012                                       1,500            1,608
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013                                       3,500            3,736
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       1,500            1,595
                                                                                                                              29,528

KANSAS -- 0.17%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. -- Southridge Project),
        Series 2002-C, 6.875% 2032                                                                            1,000            1,095
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special Obligation
        Rev. Ref. Bonds (Redev. Project Area B), 1st Lien Series 2005-B, 3.75% 2012                           6,000            6,096
                                                                                                                               7,191

KENTUCKY -- 0.47%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009
        (escrowed to maturity)                                                                                5,250            5,754
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A, AMBAC insured, 5.00% 2006         5,000            5,093
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.60% 2008                                                      630              642
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.60% 2009                                                    3,305            3,350
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.70% 2010                                                      490              497
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
        Healthcare, Inc. Project), Series 1997, 5.75% 2011                                                    2,190            2,210
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                                 2,000            2,003
                                                                                                                              19,549

LOUISIANA -- 2.29%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)            9,000            9,749
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010                    2,775            2,849
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018                    2,000            2,057
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028                    3,950            4,045
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,070            2,195
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2012                                                                   1,930            2,059
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,000            2,132
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
     (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030           11,500           12,537
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project),
        Series 2001-A, 5.25% 2013                                                                             8,500            9,129
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
     Series 1998-A, FSA insured, 5.75% 2014                                                                   3,495            3,977
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
     Series 1998-A, FSA insured, 5.75% 2015                                                                   3,825            4,375
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
     Series 1998-A, FSA insured, 5.75% 2018                                                                   4,000            4,695
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured,
        5.375% 2015                                                                                           3,000            3,328
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                      30,920           32,263
                                                                                                                              95,390

MAINE -- 0.15%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019
        (preref. 2009)                                                                                        3,000            3,380
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029
        (preref. 2009)                                                                                        2,575            2,905
                                                                                                                               6,285

MARYLAND -- 0.94%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   1,440            1,466
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028
        (preref. 2011)                                                                                        2,200            2,668
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029
        (preref. 2009)                                                                                        5,750            6,671
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
     Series 2000, 7.375% 2028 (preref. 2010)                                                                  1,000            1,202
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015                          7,485            8,340
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,000            3,198
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030            2,172            2,290
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
     (PUMH of Maryland, Inc. -- Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019                  2,400            2,444
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2013 (escrowed to maturity)                                                           1,675            1,756
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2021 (escrowed to maturity)                                                           1,225            1,286
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011    1,000            1,064
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014    2,000            2,250
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024   3,225            3,451
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
     Senior Series 2002-A, RADIAN insured, 5.375% 2020                                                        1,000            1,079
                                                                                                                              39,165


MASSACHUSETTS -- 2.89%
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
        Series 1994-A, 7.00% 2007                                                                             4,885            5,169
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
     Series 1994-A, 7.00% 2007 (escrowed to maturity)                                                           115              122
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2003-C, 5.25% 2013                     2,000            2,240
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012                    10,005           10,377
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-C, 5.50% 2017                     3,000            3,503
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013                                           3,500            3,991
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                                     2,000            2,263
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)                                    5,000            5,549
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022                                                   5,000            5,800
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015                                                  10,000           11,116
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016                                                                    7,000            8,127
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017                                                                    5,000            5,825
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018                                                                    5,000            5,844
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
     Series 2005-C, FGIC insured, 5.00% 2015                                                                  2,500            2,757
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
     Series 2005-C, FGIC insured, 5.00% 2016                                                                  5,945            6,526
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
        Series K, 5.50% 2022                                                                                  2,000            2,416
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015       1,335            1,502
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014       1,085            1,180
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010                                                  6,520            6,550
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014                                                1,000            1,018
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010                                                  2,080            2,101
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4),
        MBIA insured, 5.25% 2015                                                                              2,000            2,196
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.00% 2010                                                                       1,000            1,076
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.25% 2015                                                                       5,000            5,490
Special Obligation Ref. Notes (Federal Highway Grant Anticipation Note Program),
     Series 2003-A, FSA insured, 5.00% 2014                                                                   6,850            7,560
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017           3,550            4,064
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018           5,045            5,791
                                                                                                                             120,153

MICHIGAN -- 2.61%
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref.
        Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)              4,500            5,157
City of Detroit Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),
     Series 1996-C, 6.20% 2017 (preref. 2006)                                                                 2,900            3,038
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds,
     Series 1998-C, FGIC insured, 5.25% 2025                                                                  1,955            2,278
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center),
        Series 1998-B, 5.375% 2028                                                                            1,000            1,001
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group),
        Series 1998-A, 5.00% 2013                                                                             1,000              966
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group),
        Series 1998-A, 5.00% 2014                                                                             1,525            1,464
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit),
        Series 1995, 6.00% 2008                                                                               1,265            1,263
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit),
        Series 1995, 6.625% 2016                                                                              2,010            2,034
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011                2,985            3,232
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012                1,075            1,164
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014           2,440            2,669
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015           5,000            5,445
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016           2,500            2,711
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Daughters of Charity, National Health System),
     5.50% 2005 (escrowed to maturity)                                                                          260              261
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
     Series 1993-B, AMBAC insured, 5.00% 2006                                                                 1,000            1,012
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.00% 2005 (escrowed to maturity)                                                         4,615            4,635
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.10% 2013 (preref. 2005)                                                                 5,000            5,121
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.125% 2021 (preref. 2005)                                                                4,500            4,609
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008   1,215            1,246
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013   2,400            2,461
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006                 160              160
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014                1,000            1,002
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010              1,000            1,079
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011              1,285            1,399
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023       1,000            1,071
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)       2,000            2,056
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)      3,000            3,137
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020                              3,580            3,806
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011                    2,000            2,156
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)              1,000            1,121
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)              1,100            1,233
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning
        Academy Project), Series 2001, 7.75% 2031                                                             4,150            4,556
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds,
        Series 2001, 5.25% 2016                                                                               3,000            3,293
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    9,000            9,672
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018            2,000            2,270
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009        2,000            2,144
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002, 5.00% 2005                      5,975            6,007
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                              3,000            3,345
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)                                         4,000            4,462
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
     Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)                                                     2,500            2,653
                                                                                                                             108,389

MINNESOTA -- 0.10%
Higher Education Facs. Auth., Rev. Bonds (St. John's University), Series Six-G, 4.25% 2017                    1,750            1,776
Higher Education Facs. Auth., Rev. Bonds (St. John's University), Series Six-G, 4.50% 2022                    1,000            1,019
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                                   1,180            1,205
                                                                                                                               4,000

MISSISSIPPI -- 0.69%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition
        Program), Series 2001-A, AMBAC insured, 5.00% 2031                                                    7,500            8,333
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013                                                                    2,000            2,241
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014                                                                    4,000            4,512
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015                                                                    3,000            3,397
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                                    8,000            9,210
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
     Series 2000, FSA insured, 5.50% 2027                                                                     1,000            1,068
                                                                                                                              28,761

MISSOURI -- 0.17%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011                   1,000            1,075
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri
        Bottom Road/Taussig Road), Series 2002, 7.20% 2033                                                    5,500            5,924
                                                                                                                               6,999


NEBRASKA -- 0.17%
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.00% 2017       400              402
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.10% 2018       415              418
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2019       435              439
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2020       450              453
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.35% 2025       250              250
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.50% 2030       275              275
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                           75               57
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                             871               13
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln
        Parking Project), Series 2005, 4.50% 2015                                                             1,000            1,063
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln
        Parking Project), Series 2005, 4.50% 2020                                                             3,575            3,705
                                                                                                                               7,075

NEVADA -- 2.67%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036                           10,000           10,517
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016                      3,000            3,324
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.00% 2009                                                                                  2,350            2,434
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.50% 2019                                                                                 15,300           16,708
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-A, 6.30% 2021                                                                                1,000            1,033
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-B, 6.75% 2021                                                                                1,660            1,717
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.60% 2013                                                                                  1,740            1,800
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.75% 2014                                                                                  2,320            2,401
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 6.375% 2023                                                                                 5,375            5,564
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.375% 2026      7,000            7,213
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1999-A, 6.75% 2020       1,480            1,656
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.10% 2012                                                         1,625            1,681
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.55% 2017                                                         3,700            3,828
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.80% 2023                                                         5,955            6,155
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
     Limited Obligation Improvement Bonds, 4.80% 2014                                                         1,820            1,829
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
        Ref. Bonds, Series 1999-A, 5.65% 2009                                                                 1,445            1,492
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
        Ref. Bonds, Series 1999-A, 5.75% 2013                                                                 3,865            3,988
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
        Ref. Bonds, Series 1999-A, 5.90% 2018                                                                 2,900            2,992
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012                                     270              273
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured,
        5.375% 2015                                                                                           2,855            3,131
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A,
        5.00% 2014                                                                                            3,920            4,100
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.60% 2014                                                                                  1,650            1,704
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.625% 2015                                                                                 2,510            2,592
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 6.25% 2024                                                                                  2,250            2,323
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.00% 2010                                                                                    990            1,024
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.375% 2014                                                                                 2,055            2,126
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.75% 2021                                                                                  4,445            4,597
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010    3,545            3,041
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.125% 2017                                                                                 4,955            5,129
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.40% 2022                                                                                    990            1,025
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016                         3,105            3,445
                                                                                                                             110,842

NEW HAMPSHIRE -- 0.03%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue),
        Series 2001-A, 5.75% 2031                                                                             1,000            1,074

NEW JERSEY -- 4.32%
Certs. of Part., Series 2004-A, 5.00% 2009                                                                    8,070            8,525
Certs. of Part., Series 2004-A, 5.00% 2010                                                                   11,395           12,141
Certs. of Part., Series 2004-A, 5.00% 2012                                                                    5,000            5,389
Certs. of Part., Series 2004-A, 5.00% 2013                                                                    8,625            9,328
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017                                                     5,000            5,388
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2013                             5,000            5,460
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014                          2,000            2,217
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015                         10,250           11,396
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016                           9,500           10,698
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
        Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)                                 1,000            1,199
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
        Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)                                 6,500            7,810
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.50% 2016 (preref. 2006)                                                                 4,000            4,332
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.625% 2025 (preref. 2006)                                                                3,500            3,795
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018      2,295            2,347
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025      3,000            3,049
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
        Series 2001-A, 7.25% 2031                                                                             9,000            9,861
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
        Series 2001-B, 5.50% 2006                                                                             2,000            2,002
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
        Series 2000-A, 8.25% 2030                                                                             6,000            6,845
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                                  1,000            1,031
Educational Facs. Auth., Princeton University Rev. Bonds, Series 2005-B, 4.125% 2027                          4,730            4,623
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds
        (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)                                1,585            1,772
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
     Series 2004-A, RADIAN insured, 5.25% 2016                                                                4,740            5,192
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
     Series 2004-B, MBIA insured, 5.25% 2015                                                                  2,150            2,394
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019                 780              790
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024               3,400            3,797
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016                                      10,000           10,963
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018                                       7,750            8,436
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021                                       5,000            5,362
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023        8,000            9,316
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015        12,400           14,017
                                                                                                                             179,475


NEW MEXICO -- 0.29%
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
        Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2014                                    4,785            5,275
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
        Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2015                                    5,025            5,552
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
        Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2017                                    1,000            1,096
                                                                                                                              11,923

NEW YORK -- 10.61%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017         1,700            1,722
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017                  1,955            2,097
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds,
     Series 1998-2, AMBAC insured, 5.50% 2008                                                                 2,000            2,124
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013                  2,355            2,418
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
     Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                                         8,000            8,925
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007               1,745            1,841
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007
        (preref. 2007)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007               2,485            2,622
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007
        (preref. 2007)                                                                                          15               16
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008               1,295            1,364
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008
        (preref. 2007)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009              1,270            1,358
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010                  20               21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010                  20               21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                        1,470            1,569
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                            5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
        (preref. 2008)                                                                                        1,505            1,607
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010               1,760            1,862
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013       2,710            2,939
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014       3,275            3,564
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015       1,495            1,628
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007           2,000            2,063
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center),
     Series 1998-E, MBIA insured, 5.20% 2014                                                                  8,520            9,051
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009            2,500            2,646
Dormitory Auth., St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds,
     Series 2000-A, FHA insured, 5.75% 2021                                                                   5,000            5,331
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2011     5,000            5,455
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011                  2,580            2,789
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013                     3,500            4,407
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011                       940            1,078
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)        560              655
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007                       3,000            3,145
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 5.25% 2023 (put 2012)                                                                    44,845           49,196
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 6.00% 2029 (put 2012)                                                                    10,000           11,426
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016         2,295            2,543
Envrionmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
     (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017                           5,000            5,882
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015                       2,000            2,235
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016                       2,605            2,909
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                   3,000            3,094
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   2,000            2,067
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010                    1,750            1,843
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012                        8,615            9,513
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013                        1,500            1,657
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014                        4,500            5,006
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014                        2,400            2,689
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021                        1,000            1,102
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024              8,000            8,662
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006                                                  945              961
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006 (escrowed to maturity)                         2,055            2,090
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011                                                6,260            6,848
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016                                                3,510            3,782
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                                7,810            8,623
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                                6,720            7,201
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012                                                1,500            1,694
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013                                               5,000            5,610
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                               3,000            3,237
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014                                                2,500            2,737
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                4,000            4,222
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015                                                2,500            2,718
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010                                                2,500            2,683
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015                                                2,000            2,174
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017                                                5,000            5,410
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013                                                2,020            2,196
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020                                                2,500            2,685
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                  1,000            1,123
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
        Series A, 6.25% 2015                                                                                 26,000           27,655
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
        Series A, 6.50% 2035                                                                                  8,500            9,151
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)     1,440            1,513
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027                    5,000            5,051
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018                    1,125            1,169
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)       440              468
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)       435              463
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015                   2,000            2,209
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026              29,300           32,445
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029(4)    11,600           12,593
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015                13,250           14,669
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015
        (preref. 2012)                                                                                        5,000            5,648
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016
        (preref. 2012)                                                                                        7,000            7,907
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
     (Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030                                  2,000            2,266
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.50% 2020   3,000            3,539
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FGIC insured, 5.00% 2017   10,000           11,063
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FSA insured, 5.00% 2015    10,000           11,122
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010                          3,000            3,220
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012                      1,000            1,127
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010                        3,500            3,792
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015                        3,000            3,400
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016                        4,100            4,552
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.00% 2017 (put 2011)                                                                    13,000           13,918
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.50% 2017 (put 2011)                                                                    10,000           10,947
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009                                 1,375            1,438
                                                                                                                             441,481

NORTH CAROLINA -- 2.43%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015                  1,260            1,387
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016                  1,220            1,337
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017                  1,390            1,516
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
     Series 1999, AMBAC insured, 4.60% 2010                                                                   1,000            1,062
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2006                        3,120            3,149
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007                        5,425            5,698
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                       10,720           11,569
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       2,000            2,161
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022                        2,815            3,356
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026                        1,990            2,401
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014                        4,450            4,742
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015                        2,500            2,662
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016                        2,000            2,128
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017                        4,775            5,081
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026                        3,500            3,924
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011                        1,000            1,083
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012                        2,500            2,732
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013                        2,000            2,165
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016                       2,500            2,684
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010                       1,000            1,069
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,750            3,028
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,000            2,203
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026          2,500            3,141
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008             3,935            4,197
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015            2,000            2,211
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016              3,000            3,314
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014                        5,000            5,524
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013             1,000            1,095
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2014             3,455            3,801
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
     Series 1999, MBIA insured, 5.25% 2011                                                                    1,995            2,159
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010                          1,475            1,663
University of North Carolina at Chapel Hill, General Rev. and Rev. Ref. Bonds, Series 2005-A, 4.25% 2019      3,265            3,351
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014                                 1,900            2,095
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015                                 1,155            1,277
                                                                                                                             100,965

OHIO -- 1.40%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
     Series 2004-C, MBIA insured, 5.25% 2017                                                                 10,000           11,431
General Receipts Bonds, Series 2005-A, 4.25% 2020                                                             1,000            1,018
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008                                                        6,380            6,612
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)           2,000            2,132
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)           2,300            2,482
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011                        545              555
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012                        620              630
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014                         670              675
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015                         695              700
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998,
        RADIAN insured, 4.60% 2007                                                                            2,175            2,225
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021            2,000            2,023
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013         1,000            1,098
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016         2,665            2,891
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2015                                                                 2,950            3,246
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2016                                                                 3,880            4,253
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2020                                                                 8,510            9,202
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
     Series 1999, 6.75% 2022                                                                                  1,000            1,111
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2022                                                                               1,250            1,376
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2030                                                                               2,000            2,189
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002,
        5.25% 2015 (preref. 2012)                                                                             2,000            2,224
                                                                                                                              58,073

OKLAHOMA -- 0.20%
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009     2,500            2,558
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist
        Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural
        Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                                               2,500            2,748
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017  3,000            3,056
                                                                                                                               8,362

OREGON -- 0.43%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020                                 1,830            1,939
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.75% 2013       3,000            3,085
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.875% 2016      3,500            3,560
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 6.00% 2025       9,090            9,334
                                                                                                                              17,918

PENNSYLVANIA -- 2.54%
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019                         2,150            2,307
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.50% 2008                                                                 1,000            1,070
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.00% 2010                                                                 2,705            2,892
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010              2,465            2,636
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds,
     Series 1999-B, AMBAC insured, 5.25% 2008                                                                 5,160            5,494
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001,
        FGIC insured, 5.50% 2015                                                                              1,000            1,114
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023            1,750            1,848
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
     Series 1997-B, 5.375% 2027                                                                               4,150            4,349
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.50% 2006                                                  2,285            2,325
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.50% 2008                                                  2,000            2,116
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.00% 2009                                                  1,000            1,052
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1997-A, 5.00% 2010                                                  1,000            1,050
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
        (Jefferson Health System), Series 1999-A, 5.00% 2018                                                  1,475            1,536
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
        (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                         2,200            2,286
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                            6,000            6,011
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds,
     Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)                                             10,500           11,402
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009       2,000            2,133
Higher Educational Facs. Auth., The Trustees of the University of Pennsylvania Rev. Bonds,
        Series 2005-C, 4.50% 2030                                                                             4,500            4,530
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
        University Hospital), Series 1993-A, 6.50% 2008                                                       8,715            9,166
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
        University Hospital), Series 1997, 5.70% 2009                                                         1,000            1,036
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
     Series 1998, ACA-CBI insured, 5.70% 2009                                                                 1,500            1,559
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
     (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021                       2,500            2,636
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.625% 2012                     2,000            2,092
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017                      2,000            2,087
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028                       17,500           17,972
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-A, 5.875% 2022                     2,890            2,997
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010       2,815            2,892
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
        Rev. Bonds, Series 2000-B, 8.125% 2030                                                                6,500            7,193
                                                                                                                             105,781

PUERTO RICO -- 0.61%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)            985            1,047
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      7,500            8,322
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                    10,000           11,107
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)      1,000            1,103
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       1,700            1,875
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      2,000            2,085
                                                                                                                              25,539

RHODE ISLAND -- 0.29%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
        (escrowed to maturity)                                                                                1,210            1,482
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
        (escrowed to maturity)                                                                                2,715            3,326
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012          4,850            5,551
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
     Series 2002, 6.375% 2021                                                                                 1,500            1,685
                                                                                                                              12,044

SOUTH CAROLINA -- 1.07%
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
     Series 1998-A, MBIA insured, 5.25% 2010                                                                  2,785            3,002
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
     Series 1999-A, 5.125% 2012                                                                               3,000            3,176
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
     Series 2003-C, 6.375% 2034                                                                               3,000            3,357
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010            2,000            2,156
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.50% 2007                                                                     2,000            2,104
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.00% 2009                                                                     1,000            1,070
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021               4,640            5,806
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                           8,420            8,680
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022   14,090           15,152
                                                                                                                              44,503

SOUTH DAKOTA -- 0.34%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014                        3,780            2,631
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2007                                                                    2,045            2,120
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2009                                                                    4,010            4,202
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2010                                                                    4,175            4,378
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014                                   1,030            1,058
                                                                                                                              14,389

TENNESSEE -- 2.14%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated
        Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013                                    2,000            2,339
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2005                            3,000            3,016
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2006                            5,000            5,127
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012              1,500            1,650
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2001, 5.00% 2009                                                                               1,500            1,577
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2002, 5.05% 2012                                                                              10,900           11,679
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
        (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to maturity)                                3,550            4,106
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
        (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)                                        5,950            6,886
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
        Memorial Health Care), Series 2004-A, 5.00% 2008                                                      3,000            3,126
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
        Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                                          21,400           22,403
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2014                                                2,360            2,714
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2016                                                2,690            3,088
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2022                                                2,000            2,223
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2032                                                6,000            6,632
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011                                6,000            6,423
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013                                3,000            3,229
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                                   3,750            2,994
                                                                                                                              89,212

TEXAS -- 12.87%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds,
     Series 2005, 5.00% 2020                                                                                  2,795            3,028
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     2,830            3,194
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2015                                                                     6,320            7,125
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003,
        MBIA insured, 5.00% 2011                                                                              1,000            1,091
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
     Series 2001-B, FSA insured, 5.75% 2016                                                                   6,800            7,628
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2009                     1,620            1,705
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2010                     1,705            1,778
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028                     9,400            9,616
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D,
        5.40% 2029 (put 2014)                                                                                 2,000            2,152
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A,
        5.50% 2022 (put 2011)                                                                                14,000           14,993
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured, 4.90% 2015       2,860            3,115
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019        2,000            2,084
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
        (Dow Chemical Company Project), Series 2002-B-3, 5.15% 2033 (put 2009)                                6,600            7,019
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater
        Supply Project), Series 2005, AMBAC insured, 5.00% 2016                                               2,285            2,508
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035                      2,500            2,640
Conroe Independent School Dist. (Montgomery County), Unlimited Tax Ref. Bonds, Series 2005-A, 5.00% 2014      3,560            3,915
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
     Series 2001, 5.25% 2016                                                                                  3,500            3,833
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital
        Appreciation Bonds, Series 1993-A, 0% 2013                                                            6,675            5,027
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
     Series 1998, 5.00% 2012                                                                                    500              522
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
     Series 1998, 5.00% 2012 (preref. 2008)                                                                     500              524
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014                                                            3,400            3,665
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)                                             2,000            2,174
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev.
        Ref. Bonds, Series 2002, 5.00% 2009                                                                   1,285            1,374
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
        Series 2005, 5.25% 2010                                                                               1,000            1,090
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
        Series 2005, 5.25% 2013                                                                               2,000            2,231
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013          2,465            2,732
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015          3,725            4,111
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
     Series 2005, 5.00% 2016                                                                                  2,415            2,650
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
     Series 2005, 5.00% 2017                                                                                  3,660            4,002
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2014  2,050            2,277
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2015  2,150            2,392
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2016  1,125            1,251
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
     Series 2005-C, 5.00% 2016                                                                                1,570            1,730
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2013                                                                                  2,170            2,362
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2015                                                                                  2,420            2,635
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2001-A, 6.375% 2029                                                                              13,900           15,392
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2015                                                                                3,120            3,398
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2016                                                                                3,000            3,255
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.25% 2008                                                                     1,890            1,993
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2011                                                                     5,000            5,534
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     4,790            5,426
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2015                                                                    10,325           11,692
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 1999-A,
        MBIA insured, 5.50% 2010                                                                              3,380            3,669
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2001-A, 5.25% 2008                                                                             2,500            2,608
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2014 (preref. 2011)                                                                1,000            1,122
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2015 (preref. 2011)                                                                2,500            2,804
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2016 (preref. 2011)                                                                2,700            3,028
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2018 (preref. 2011)                                                                2,000            2,243
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.50% 2020 (preref. 2011)                                                                 4,000            4,460
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.50% 2021 (preref. 2011)                                                                 5,740            6,400
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2002, 5.50% 2015 (preref. 2012)                                                                   1,000            1,124
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2002, 5.50% 2016 (preref. 2012)                                                                   1,000            1,124
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2002, 5.50% 2018 (preref. 2012)                                                                   1,105            1,243
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                                  2,000            2,165
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016                                  2,700            2,979
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015                                          970            1,072
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)                         1,530            1,704
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)   15,575           16,866
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 1996, 7.00% 2008                                                                                 485             529
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 1996, 6.75% 2016                                                                               1,740            1,884
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 2005, 5.00% 2010                                                                               1,000            1,044
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 2005, 5.00% 2014                                                                               1,000            1,043
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015           3,000            3,349
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022           3,000            3,171
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019                              845              458
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)     2,155            1,180
City of Houston, Utility System, Rev. Bonds, FSA insured, 5.00% 2016                                          5,000            5,516
City of Houston, Utility System, Rev. Bonds, FSA insured, 5.00% 2035                                          6,000            6,352
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
     Series 2005, FSA insured, 5.00% 2032                                                                    20,000           21,150
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured
        Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                                           3,525            3,773
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  1,290            1,425
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2016                                                                                  1,805            1,993
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School
        Building Bonds, Series 2003-A, 5.00% 2016                                                             2,575            2,797
La Joya Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2016          4,315            4,736
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                   580              638
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.375% 2015 (preref. 2011)                                                                  1,420            1,580
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, AMBAC insured, 5.00% 2017                                                                   1,000            1,089
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  2,000            2,196
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2001, 5.50% 2016                                                               2,635            2,909
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building Bonds,
     Series 2005, 5.00% 2016                                                                                  3,130            3,435
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
        Series 2001, 5.125% 2016                                                                              2,075            2,259
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds,
        Series 2005, 5.00% 2014                                                                               1,000            1,100
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012              1,000            1,160
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014     1,885            2,081
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.50% 2014 (preref. 2011)                                                                   2,115            2,352
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016           2,560            2,822
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017           2,695            2,970
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018           2,835            3,121
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016                                                2,540            2,807
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013                                              4,250            4,680
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015                                              1,500            1,664
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds,
        Series 2003, 5.25% 2016                                                                               5,000            5,551
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
     Series 2002-B, 5.25% 2015 (preref. 2012)                                                                 7,435            8,228
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
     Series 2002-B, 5.25% 2016 (preref. 2012)                                                                 2,315            2,562
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds,
     Series 2005-A, 5.00% 2015                                                                                3,985            4,428
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 1996-B, 5.00% 2011 (preref. 2006)                                                                 3,750            3,901
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-B, 5.375% 2013 (preref. 2011)                                                                2,000            2,224
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-C, 5.375% 2016 (preref. 2011)                                                                4,000            4,449
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010        1,895            2,070
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2011        3,105            3,428
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016       1,000            1,121
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016   7,280            8,299
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014        1,580            1,738
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015        1,000            1,103
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
     Series 2001-A, 5.50% 2015 (preref. 2011)                                                                 2,000            2,239
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
     Series 2001-A, 5.50% 2016 (preref. 2011)                                                                 2,500            2,799
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021               1,000            1,091
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
        RADIAN insured, 5.125% 2017                                                                           8,000            8,474
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016                      1,000            1,079
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery),
        New Series 2003, 5.25% 2011                                                                           9,000            9,854
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015                  3,300            3,545
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)   1,775            1,917
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015                   9,000           10,214
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018                    7,000            7,616
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016                   3,360            3,705
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)    1,290            1,428
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                          3,930            4,273
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)      70               76
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015                                    475              517
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)                   4,950            5,440
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016                                  8,385            9,215
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                                     12,700           13,358
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013                    4,260            4,685
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015                    4,390            4,845
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2015 (preref. 2011)                                                                1,515            1,685
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2016 (preref. 2011)                                                                1,705            1,896
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
     Series 2005, 5.50% 2030                                                                                  7,510            9,004
Spring Branch Independent School Dist. (Harris County), Limited Tax Ref. Bonds, Series 2005, 5.00% 2015       2,205            2,431
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                 3,875            4,244
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2016                                                                                 3,070            3,360
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2005-A, 5.00% 2014                                                             1,030            1,133
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2005-A, 5.00% 2015                                                             1,085            1,197
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building
        and Ref. Bonds, Series 2005-A, 5.00% 2016                                                             1,140            1,251
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.50% 2007                                                                  4,000            4,140
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.75% 2015                                                                  3,000            3,449
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.00% 2011                                                                                1,775            1,906
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.00% 2019                                                                                5,500            5,769
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.25% 2022                                                                                3,000            3,231
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement
        Bonds, Series 2002, FSA insured, 5.00% 2010                                                           1,000            1,073
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement
        Bonds, Series 2002, FSA insured, 5.00% 2013                                                           3,000            3,285
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008        11,000           11,556
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014                 1,330            1,361
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015                 1,830            1,959
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
        MBIA insured, 5.00% 2012                                                                              1,895            2,065
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                          1,500            1,641
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds,
     Capital Appreciation, Series 2000, 0% 2018                                                               2,625            1,550
                                                                                                                             535,395

UTAH -- 0.61%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011                                                    5,000            5,558
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012                                                    8,130            8,884
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015                                               2,775            3,082
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2015 (preref. 2011)                                                                 3,000            3,324
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2016 (preref. 2011)                                                                 4,225            4,682
                                                                                                                              25,530

VIRGINIA -- 0.79%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                           3,500            3,934
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 7.50% 2029                                                                               15,500           16,939
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
     Series 1993-A, 5.00% 2011                                                                                1,300            1,406
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project
     at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009                                          1,000            1,119
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
     Series 1998, 6.25% 2026                                                                                  2,480            2,568
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-A, 6.85% 2019                                                                                1,383            1,440
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-B, 7.00% 2029                                                                                  944              999
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
     Series 1998, MBIA insured, 5.00% 2010                                                                    1,000            1,069
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026         2,084            2,247
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.25% 2019                1,000            1,038
                                                                                                                              32,759


WASHINGTON -- 6.77%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 5.25% 2021                                                                    5,500            6,302
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 4.75% 2028                                                                   21,940           22,319
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
     Series 2001-C, FGIC insured, 0% 2016                                                                     2,500            1,561
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A,
        FSA insured, 5.375% 2013                                                                              3,000            3,331
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013                       1,445            1,586
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014                       1,000            1,102
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A,
        FSA insured, 5.50% 2016                                                                              13,000           14,463
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015           5,000            5,572
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016           5,000            5,569
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017            5,000            5,560
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015             3,000            3,438
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008             5,000            5,291
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015            10,000           11,024
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013                         2,000            2,262
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014                         6,400            7,279
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016                         7,000            7,827
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2003-A, 5.50% 2013                         1,700            1,921
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014               5,000            5,226
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007               19,900           20,962
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012                6,200            6,593
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016               5,250            6,734
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                                    5,000            5,397
G.O. Bonds, Series 2003-A, 5.00% 2013                                                                         6,260            6,808
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010                                                         7,310            7,837
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                                   2,000            2,000
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                                  1,500            1,662
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011       6,565            7,292
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014      3,000            3,343
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015      8,635            9,585
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012                          2,675            3,026
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)     325              368
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015                                     2,000            2,189
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015                                    4,500            5,008
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
        FSA insured, 5.00% 2013                                                                               1,685            1,856
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
        FSA insured, 5.00% 2014                                                                               3,830            4,238
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013                                  3,835            4,163
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014                                  4,040            4,375
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015                                  4,255            4,653
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016                                 4,485            4,937
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017                                 4,440            4,885
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018                                 2,000            2,198
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016                         5,755            6,369
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
        FSA insured, 5.50% 2012                                                                               2,000            2,208
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
        FSA insured, 5.50% 2016                                                                               5,000            5,506
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016                         3,080            3,564
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018                         7,920            9,198
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019                         3,630            4,241
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A,
        FSA insured, 5.00% 2013                                                                               2,000            2,206
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A,
        FSA insured, 5.00% 2020                                                                               2,295            2,507
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008   3,030            3,240
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013     4,000            2,949
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
     Series 2003, XLCA insured, 5.00% 2012                                                                    5,000            5,447
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
     Series 2002-B, FSA insured, 5.25% 2012                                                                   2,250            2,508
                                                                                                                             281,685


WISCONSIN -- 1.47%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006                  1,000            1,016
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  2,000            2,201
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027                18,845           20,185
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)                                                          3,390            3,613
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                                    3,225            3,567
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1993, FGIC insured, 5.50% 2006                                                                    2,000            2,048
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1998, AMBAC insured, 5.625% 2015                                                                  1,130            1,290
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2014                                                                                 1,000            1,086
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2015                                                                                 1,100            1,191
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010             1,110            1,160
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011             1,165            1,216
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016            1,000            1,040
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022            2,000            2,077
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                           1,040            1,086
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
     Series 1991-E, FGIC insured, 6.90% 2021                                                                  6,000            8,008
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                            9,645           10,224
                                                                                                                              61,008


TOTAL BONDS & notes (cost: $3,762,633,000)                                                                                 3,957,313


Short-term securities -- 5.74%

City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006                       13,000           13,140
District of Columbia, Multi-Modal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 2.45% 2031(3,5)               7,800            7,800
Collier County, Florida, Health Facs. Auth., Rev. Bonds (Cleveland Clinic Health System Obligated Group),
     Series 2003-C, Subseries C-1, 2.33% 2035(3)                                                                800              800
State of Florida, Gulf Coast University Fncg. Corp., Capital Improvement Rev. Bonds,
        Series 2003, 2.50% 2033(3)                                                                            5,325            5,325
State of Florida, Sunshine State Government Fncg. Commission, Rev. Bonds,
     Series 1986, AMBAC insured, 2.45% 2016(3,5)                                                              7,100            7,100
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
     (University of Georgia Athletic Association Project), Series 2003, 2.33% 2033(3)                         5,115            5,115
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
     (University of Georgia Athletic Association Project), Series 2005-B, 2.33% 2035(3)                       1,000            1,000
City of Atlanta, Georgia, Airport General Rev. Ref. Bonds, Series 2003RF-B-2, MBIA insured, 2.50% 2030(3,5)  10,040           10,040
Dev. Auth. of Cobb County, Georgia, Rev. Ref. And Improvement Bonds
     (Presbyterian Village, Austell, Inc. Obligated Group), Series 2004-B, 2.37% 2034(3)                      1,035            1,035
Municipal Electric Auth. of Georgia, Series 1994-E, FSA insured, 2.40% 2026(3)                                3,000            3,000
State of Idaho, Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006                                         13,000           13,132
Illinois Health Facs. Auth., Demand Rev. Bonds (University of Chicago Hospitals and Health System),
     Series 1998, MBIA insured, 2.34% 2026(3)                                                                 2,200            2,200
Indiana Health Fac. Fncg. Auth., Adjustable Rate Hospital Rev. Bonds (Community Hospitals Project),
     Series 2000-B, 2.50% 2028(3,5)                                                                           5,000            5,000
State of Maryland, Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project),
     Series 2004-A, AMBAC insured, 2.33% 2034(3)                                                              2,500            2,500
State of Maryland, Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental
        Biology Project), Series 2002-A, 2.34% 2030(3)                                                        1,000            1,000
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
     Maryland, G.O. Multi-Modal Bond Anticipation Notes, Series 2003-A, 2.45% 2023(3)                         4,200            4,200
Massachusetts Health and Educational Facs. Auth., Rev. Notes, Harvard University Issue,
     Series 2002-EE, TECP, 2.60% 10/4/2005                                                                    3,000            3,000
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 2.40% 2030(3)              3,900            3,900
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 2.40% 2030(3)              2,100            2,100
Regents of the University of Michigan, General Rev. Bonds (Weekly Rate Bonds), Series 2005-B, 2.45% 2035(3)   5,025            5,025
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/2006         12,000           12,211
Clark County, Nevada, G.O. (Limited Tax) Flood Control Commercial Paper Notes, Series 2003-A,
        TECP, 2.50% 9/6/2005                                                                                  1,500            1,500
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006                         30,000           30,277
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006                           20,000           20,214
Metropolitan Transportation Auth., New York, Transportation Rev. Ref. Bonds,
     Series 2002-D2, FSA insured, 2.45% 2032(3)                                                               1,650            1,650
Emmaus General Auth., Pennsylvania, Local Government Rev. Bonds (Bond Pool Program),
     Series 1989-B, Subseries B-25, 2.38% 2024(3)                                                             1,000            1,000
Hospitals and Higher Education Facs. Auth. of Philadelphia, Pennsylvania, Hospital Rev. Bonds
     (Temple University Health System Obligated Group), Series 2005-A, 2.53% 2027(3,5)                        4,200            4,200
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev. Bonds
     (Portsmouth Abbey School Issue), Series 2001, 2.33% 2031(3)                                              3,300            3,300
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds
        (Care New England Issue), Series 2002-A, 2.33% 2032(3)                                                3,500            3,500
County of Montgomery, Public Building Auth., Adjustable Rate Pooled Fncg. Rev. Bonds
        (Tennessee County Loan Pool), Series 1997, 2.50% 2027(3,5)                                            5,150            5,150
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee County Loan Pool), Series 2002, 2.33% 2032(3,5)                                               1,110            1,110
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee County Loan Pool), Series 2004, 2.33% 2034(3)                                                 1,400            1,400
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee Municipal Bond Fund), Series 2003, 2.33% 2033(3)                                              3,800            3,800
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee Municipal Bond Fund), Series 2004, 2.33% 2034(3,5)                                           11,150           11,150
Harris County, Texas, G.O. Unlimited Commercial Paper Notes, Series C, TECP, 2.64% 10/20/2005                 2,000            2,000
City of Houston, Texas, G.O. Commercial Paper Notes, Series E, TECP, 2.52% 10/13/2005                         4,900            4,899
City of San Antonio, Texas, Electric and Gas Systems Commercial Paper Notes, Series A, TECP,
        2.62% 10/18/2005                                                                                      2,300            2,300
State of Texas, Tax and Rev. Anticipation Notes, Series 2005, 4.50% 8/31/2006(5)                             10,000           10,151
State of Utah, Intermountain Power Agcy., Power Supply Rev. Bonds, 1985 Series E, AMBAC insured,
     TECP, 2.45% 9/7/2005                                                                                     3,500            3,500
State of Utah, Intermountain Power Agcy., Power Supply Rev. Bonds, 1985 Series F, AMBAC insured,
     TECP, 2.63% 10/5/2005                                                                                    1,000            1,000
State of Utah, Intermountain Power Agcy., Commercial Paper Notes, 1998 Series B4, TECP, 2.55% 10/13/2005      5,000            4,999
State of Utah, Intermountain Power Agcy., Commercial Paper Notes, 1998 Series B4, TECP, 2.70% 10/4/2005       3,000            3,000
Port of Seattle, Washington, Subordinate Lien Rev. Notes, Series A-1, Class A-2, TECP, 2.57% 10/6/2005        5,000            5,000
Port of Seattle, Washington, Subordinate Lien Rev. Notes, Series A-1, Class A-2, TECP, 2.57% 10/7/2005        5,000            5,000

TOTAL SHORT-TERM SECURITIES (cost: $238,782,000)                                                                             238,723


TOTAL INVESTMENT SECURITIES (cost: $4,001,415,000)                                                                         4,196,036
OTHER ASSETS LESS LIABILITIES                                                                                               (36,984)

NET ASSETS                                                                                                                $4,159,052


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,241,000, which represented 0.15% of the net assets of the fund.

(2) Company not making scheduled interest payments; bankruptcy proceedings pending.

(3)  Coupon rate may change periodically; the date of the next scheduled

(4)  Step bond; coupon rate will increase at a later date.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.




Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper



            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") as of August 31, 2005, and for the year then ended and have issued our unqualified report thereon dated October 7, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of August 31, 2005 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP
Los Angeles, California
October 7, 2005



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a)  (1) The Code of Ethics  that is the subject of the  disclosure  required by
     Item 2 is attached as an exhibit hereto.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.


By /s/ Neil L. Langberg
-----------------------------------
Neil L. Langberg, President and PEO

Date: November 8, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Neil L. Langberg
-----------------------------------
Neil L. Langberg, President and PEO

Date: November 8, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: November 8, 2005